Effects of Regulation	12 Months Ended
Dec. 31, 2016
Effects of Regulation
EFFECTS OF REGULATION

The disclosures in this note apply to all Registrants unless indicated otherwise.

Regulatory Assets and Liabilities

Regulatory assets and liabilities are comprised of the following items:

	AEP
	December 31,		Remaining Recovery Period
	2016	2015
Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$61.4	$38.9	1 year
Under-recovered Fuel Costs - does not earn a return	95.2	76.3	1 year
Total Current Regulatory Assets	$156.6	$115.2

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$159.9	$—
Ohio Capacity Deferral	96.7	—
Storm Related Costs	25.1	24.2
Plant Retirement Costs - Materials and Supplies	9.1	20.9
Other Regulatory Assets Pending Final Regulatory Approval	1.3	—
Regulatory Assets Currently Not Earning a Return
Cook Plant Uprate Project	36.3	—
Plant Retirement Costs - Asset Retirement Obligation Costs	29.6	59.8
Storm Related Costs	25.9	18.2
Environmental Control Projects	24.1	—
Cook Plant Turbine	12.8	9.7
Peak Demand Reduction/Energy Efficiency	0.2	13.1
Other Regulatory Assets Pending Final Regulatory Approval	29.1	22.0
Total Regulatory Assets Pending Final Regulatory Approval (b)	450.1	167.9

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	550.6	539.3	28 years
Ohio Phase-In Recovery Rider	218.9	304.5	2 years
Ohio Capacity Deferral	201.9	358.7	2 years
Meter Replacement Costs	99.9	90.4	11 years
Ohio Distribution Decoupling	41.8	37.5	2 years
Advanced Metering System	20.9	3.6	4 years
Basic Transmission Cost Rider	19.9	—	2 years
West Virginia Delayed Customer Billing	19.5	—	2 years
Asset Removal Costs	18.7	38.1	(a)
Mitchell Plant Transfer	18.5	19.3	24 years
Plant Retirement Costs - Asset Retirement Obligation Costs	18.3	7.6	24 years
Storm Related Costs	15.3	8.8	3 years
Red Rock Generating Facility	9.1	9.3	40 years
Ohio Transmission Cost Recovery Rider	—	12.3
Other Regulatory Assets Approved for Recovery	27.6	25.5	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net (c)	1,575.0	1,385.3	62 years
Pension and OPEB Funded Status	1,516.2	1,410.5	12 years
Unamortized Loss on Reacquired Debt	137.8	148.7	29 years
Unrealized Loss on Forward Commitments	119.1	10.7	16 years
Cook Plant Nuclear Refueling Outage Levelization	75.2	26.8	3 years
Storm Related Costs	58.7	94.6	4 years
Peak Demand Reduction/Energy Efficiency	49.9	33.3	5 years
Plant Retirement Costs - Asset Retirement Obligation Costs	48.9	58.0	24 years
Postemployment Benefits	39.1	42.6	5 years
Virginia Transmission Rate Adjustment Clause	38.7	74.6	2 years
Medicare Subsidy	37.2	41.8	8 years
Vegetation Management	31.4	36.9	5 years
Off-system Sales Margin Sharing - Indiana	24.3	6.8	2 years
OVEC Purchased Power	22.1	—	2 years

United Mine Workers of America Pension Withdrawal	20.2	14.4	6 years
Deferred System Reliability Rider Expenses	12.5	9.9	1 year
SPP Base Plan Fees	10.7	—	2 years
Carbon Capture and Storage Product Validation Facility	9.1	11.7	4 years
IGCC Pre-Construction Costs	8.6	10.9	24 years
Transmission Cost Recovery Factor	5.3	9.9	1 year
Distribution Investment Rider	2.0	12.3	2 years
Other Regulatory Assets Approved for Recovery	52.5	77.8	various
Total Regulatory Assets Approved for Recovery	5,175.4	4,972.4

Total Noncurrent Regulatory Assets	$5,625.5	$5,140.3

(a)
As a regulated entity, removal costs accrued are typically recorded as regulatory liabilities when removal costs accrued exceed actual removal costs incurred. The asset removal costs liability is relieved as removal costs are incurred. As of December 31, 2016, KPCo’s accumulated actual removal cost incurred exceeded accumulated removal cost accrued, creating an asset balance. As a result, the balance was reclassified to a regulatory asset. Within the next two years, KPCo’s removal costs accrued are expected to exceed removal costs incurred resulting in a regulatory liability.

(b)
As of December 31, 2016, APCo has deferred a total of $91 million as charges to accumulated depreciation related to certain plant retirements in 2015. APCo intends to address the need for depreciation rate increases in a subsequent base rate cases.

(c)	Includes $320 million and $288 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	AEP
	December 31,		Remaining
	2016	2015	Refund Period
Current Regulatory Liabilities	(in millions)
Over-recovered Fuel Costs - pays a return	$3.8	$84.8	1 year
Over-recovered Fuel Costs - does not pay a return	4.2	29.1	1 year
Total Current Regulatory Liabilities	$8.0	$113.9

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	$—	$40.6
Other Regulatory Liabilities Pending Final Regulatory Determination	0.8	0.2
Total Regulatory Liabilities Pending Final Regulatory Determination	0.8	40.8

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs (a)	2,627.5	2,656.5	(b)
Advanced Metering Infrastructure Surcharge	17.0	21.2	4 years
Louisiana Refundable Construction Financing Costs	16.2	37.4	2 years
Deferred Investment Tax Credits	12.6	14.7	42 years
Excess Earnings	10.0	10.6	37 years
Other Regulatory Liabilities Approved for Payment	1.6	20.5	various
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	731.2	636.5	(c)
Deferred Investment Tax Credits	132.9	113.3	46 years
Spent Nuclear Fuel	44.2	43.4	(c)
Transition Charges	40.5	46.5	11 years
Peak Demand Reduction/Energy Efficiency	34.0	5.3	2 years
Enhanced Service Reliability Plan	21.7	8.0	2 years
gridSMART® Costs	11.9	—	2 years
Advanced Metering Costs	11.5	11.4	1 year
Unrealized Gain on Forward Commitments	6.2	33.8	2 years
Deferred Wind Power Costs	2.1	11.8	1 year
Other Regulatory Liabilities Approved for Payment	29.4	24.4	various
Total Regulatory Liabilities Approved for Payment	3,750.5	3,695.3

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$3,751.3	$3,736.1

(a)
As of December 31, 2016, I&M also charged $43 million to asset removal costs related to various Tanners Creek Plant related assets, primarily related to the net book value of ARO assets. The Indiana and Michigan retail jurisdictions of I&M have increased depreciation rates on Rockport Plant to recover the net book value of Tanners Creek Plant that was retired in 2015. I&M intends to address the need for increases in depreciation rates to recover the deferral in its next Indiana and Michigan base rate cases.

(b)	Relieved as removal costs are incurred.

(c)	Relieved when plant is decommissioned.

	APCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2016	2015
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$6.2	$27.3	1 year
Under-recovered Fuel Costs - does not earn a return	62.2	59.6	1 year
Total Current Regulatory Assets	$68.4	$86.9

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Materials and Supplies	$9.1	$9.3
Regulatory Assets Currently Not Earning a Return
Plant Retirement Costs - Asset Retirement Obligation Costs	29.6	32.7
Peak Demand Reduction/Energy Efficiency - Virginia	—	12.7
Amos Plant Transfer Costs - West Virginia	—	2.0
Other Regulatory Assets Pending Final Regulatory Approval	0.6	0.6
Total Regulatory Assets Pending Final Regulatory Approval (a)	39.3	57.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant - West Virginia	85.4	86.5	27 years
West Virginia Delayed Customer Billing	18.1	—	2 years
Storm Related Costs - Virginia	4.6	8.8	2 years
RTO Formation/Integration Costs	1.6	2.1	3 years
Other Regulatory Assets Approved for Recovery	0.6	—	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net (b)	463.5	441.7	26 years
Pension and OPEB Funded Status	221.4	217.6	12 years
Unamortized Loss on Reacquired Debt	97.2	101.5	29 years
Storm Related Costs - West Virginia	47.8	63.5	4 years
Virginia Transmission Rate Adjustment Clause	38.7	74.6	2 years
Vegetation Management Program - West Virginia	31.4	31.2	5 years
Peak Demand Reduction/Energy Efficiency	19.2	3.5	4 years
Postemployment Benefits	17.4	19.6	5 years
Carbon Capture and Storage Product Validation Facility - West Virginia, FERC	9.1	11.7	4 years
IGCC Pre-Construction Costs - West Virginia, FERC	7.4	9.6	4 years
Virginia Generation Rate Adjustment Clause	6.5	5.2	2 years
Medicare Subsidy - West Virginia, FERC	4.7	5.3	8 years
Uncollected Accounts - West Virginia	2.7	3.5	4 years
Deferred Restructuring Costs - West Virginia	2.5	4.5	2 years
Carbon Capture and Storage Commercial Scale Facility - West Virginia, FERC	1.0	1.2	6 years
Asset Retirement Obligation	0.6	2.4	1 year
Transmission Agreement Phase-In - West Virginia	—	1.7
Other Regulatory Assets Approved for Recovery	0.4	1.2	various
Total Regulatory Assets Approved for Recovery	1,081.8	1,096.9

Total Noncurrent Regulatory Assets	$1,121.1	$1,154.2

(a)
As of December 31, 2016, APCo has also deferred $91 million as a charge to accumulated depreciation related to the net book value of certain plants retired in 2015, primarily in its Virginia jurisdiction.  These plants were normal retirements and not abandonments.  APCo intends to address the need for an increase in its Virginia depreciation rates in March 2020, as part of its 2018-2019 Virginia biennial filing.

(b)	Includes $64 million and $59 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	APCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2016	2015
	(in millions)
Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$616.9	$612.9	(a)
Deferred Investment Tax Credits	0.9	1.0	42 years
Regulatory Liabilities Currently Not Paying a Return
Consumer Rate Relief - West Virginia	5.1	2.9	1 year
Deferred Wind Power Costs - Virginia	2.1	11.8	1 year
Energy Efficiency Rate Adjustment Clause - Virginia	1.5	—	2 years
Unrealized Gain on Forward Commitments	1.3	8.4	2 years
Other Regulatory Liabilities Approved for Payment	—	0.1	various
Total Regulatory Liabilities Approved for Payment	627.8	637.1

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$627.8	$637.1

(a)	Relieved as removal costs are incurred.

	I&M
	December 31,		Remaining Recovery Period
Regulatory Assets:	2016	2015
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$13.0	$7.5	1 year
Under-recovered Fuel Costs - does not earn a return	13.1	4.1	1 year
Total Current Regulatory Assets	$26.1	$11.6

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Materials and Supplies	$—	$11.6
Regulatory Assets Currently Not Earning a Return
Cook Uprate Project	36.3	—
Cook Plant Turbine	12.8	9.7
Deferred Cook Plant Life Cycle Management Project Costs - Michigan	8.1	4.2
Rockport Plant Dry Sorbent Injection System - Indiana	6.6	2.8
Plant Retirement Costs - Asset Retirement Obligation Costs - Indiana	—	27.1
Stranded Costs on Abandoned Plants	—	3.9
Other Regulatory Assets Pending Final Regulatory Approval	0.9	—
Total Regulatory Assets Pending Final Regulatory Approval	64.7	59.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	252.8	260.3	28 years
Cook Plant, Unit 2 Baffle Bolts - Indiana	6.3	6.6	22 years
RTO Formation/Integration Costs	1.2	1.5	3 years
Other Regulatory Assets Approved for Recovery	1.3	1.0	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net (a)	302.6	246.8	32 years
Pension and OPEB Funded Status	141.9	126.4	12 years
Cook Plant Nuclear Refueling Outage Levelization	75.2	26.8	3 years
Off-system Sales Margin Sharing - Indiana	24.3	6.8	2 years
Postemployment Benefits	11.4	10.7	5 years
Unamortized Loss on Reacquired Debt	10.7	12.0	16 years
Medicare Subsidy	8.2	9.2	8 years
Litigation Settlement - Indiana	7.6	8.6	9 years
River Transportation Division Expenses	3.7	—	1 year
Peak Demand Reduction/Energy Efficiency	3.6	10.6	2 years
Capacity Costs - Indiana	0.4	7.5	1 year
Unrealized Loss on Forward Commitments	0.1	3.2	2 years
PJM Expense - Indiana	—	4.1
Storm Related Costs - Indiana	—	1.8
Other Regulatory Assets Approved for Recovery	0.6	1.1	various
Total Regulatory Assets Approved for Recovery	851.9	745.0

Total Noncurrent Regulatory Assets	$916.6	$804.3

(a)	Includes $74 million and $69 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	I&M
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2016	2015
	(in millions)
Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$—	$0.3
Total Current Regulatory Liabilities	$—	$0.3

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs (a)	$236.5	$350.6	(b)
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	731.2	636.5	(c)
Spent Nuclear Fuel	44.2	43.4	(c)
Deferred Investment Tax Credits	38.8	35.0	20 years
Deferred Cook Plant Life Cycle Management Project Costs - Indiana	4.6	—	3 years
PJM Expense - Indiana	4.2	—	2 years
Unrealized Gain on Forward Commitments	2.4	7.1	2 years
Rockport Plant Dry Sorbent Injection	1.7	0.4	2 years
Storm Related Costs - Indiana	1.2	—	1 year
River Transportation Division Expenses	—	1.9
Other Regulatory Liabilities Approved for Payment	0.7	1.3	various
Total Regulatory Liabilities Approved for Payment	1,065.5	1,076.2

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,065.5	$1,076.2

(a)
As of December 31, 2016, I&M has charged $43 million to asset removal costs related to various Tanners Creek Plant related assets, primarily related to the net book value of ARO assets. The Indiana and Michigan retail jurisdictions of I&M have increased depreciation rates on Rockport Plant to recover the net book value of Tanners Creek Plant that was retired in 2015. I&M intends to address the need for increases in depreciation rates to recover the deferral in its next Indiana and Michigan base rate cases.

(b)	Relieved as removal costs are incurred.

(c)	Relieved when plant is decommissioned.

	OPCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2016	2015
	(in millions)
Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Capacity Deferral	$96.7	$—
Regulatory Assets Currently Not Earning a Return
gridSMART® Costs	4.1	1.3
Total Regulatory Assets Pending Final Regulatory Approval	100.8	1.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Phase-In Recovery Rider	218.9	304.5	2 years
Capacity Deferral	201.9	358.7	2 years
Distribution Decoupling	41.8	37.5	2 years
Basic Transmission Cost Rider	19.9	—	2 years
RTO Formation/Integration Costs	2.5	3.1	3 years
Economic Development Rider	1.7	—	2 years
Transmission Cost Recovery Rider	—	12.3
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	225.2	219.4	12 years
Income Taxes, Net (a)	126.4	129.0	28 years
Unrealized Loss on Forward Commitments	118.6	—	16 years
OVEC Purchased Power	22.1	—	2 years
Unamortized Loss on Reacquired Debt	9.1	10.4	22 years
Medicare Subsidy	8.3	9.3	8 years
Postemployment Benefits	6.8	7.3	5 years
Distribution Investment Rider	2.0	12.3	2 years
Partnership with Ohio Contribution	1.4	2.4	2 years
gridSMART® Costs	—	4.5
Other Regulatory Assets Approved for Recovery	0.1	1.0	various
Total Regulatory Assets Approved for Recovery	1,006.7	1,111.7

Total Noncurrent Regulatory Assets	$1,107.5	$1,113.0

(a)	Includes $76 million and $82 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	OPCo
	December 31,		Remaining Refund Period
	2016	2015
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$4.2	$27.6	1 year
Total Current Regulatory Liabilities	$4.2	$27.6

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	$—	$40.6
Other Regulatory Liabilities Pending Final Regulatory Determination	0.2	0.2
Total Regulatory Liabilities Pending Final Regulatory Determination	0.2	40.8

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	432.4	422.3	(a)
Basic Transmission Cost Rider	0.3	4.9	2 years
Economic Development Rider	—	5.0
Regulatory Liabilities Currently Not Paying a Return
Peak Demand Reduction/Energy Efficiency	29.0	1.5	2 years
Enhanced Service Reliability Plan	21.7	8.0	2 years
gridSMART® Costs	11.9	—	2 years
Storm Related Costs	5.3	1.3	2 years
Deferred Asset Phase-In Rider	4.5	5.1	4 years
Unrealized Gain on Forward Commitments	—	15.3
Regulatory Settlement	—	9.0
Other Regulatory Liabilities Approved for Payment	0.9	1.0	various
Total Regulatory Liabilities Approved for Payment	506.0	473.4

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$506.2	$514.2

(a)    Relieved as removal costs are incurred.

	PSO
	December 31,		Remaining Recovery Period
	2016	2015
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$33.8	$—	1 year
Total Current Regulatory Assets	$33.8	$—

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$84.5	$—
Other Regulatory Assets Pending Final Regulatory Approval	0.5	—
Regulatory Assets Currently Not Earning a Return
Storm Related Costs	20.0	12.3
Environmental Control Projects	13.1	—
Other Regulatory Assets Pending Final Regulatory Approval	—	1.1
Total Regulatory Assets Pending Final Regulatory Approval	118.1	13.4

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Meter Replacement Costs	50.1	35.8	8 years
Storm Related Costs	10.8	—	3 years
Red Rock Generating Facility	9.1	9.3	40 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	98.1	95.1	12 years
Deferred System Reliability Rider Expenses	12.5	9.9	1 year
Storm Related Costs	—	15.4
SPP Base Plan Fees	10.7	—	2 years
Peak Demand Reduction/Energy Efficiency	10.3	11.8	2 years
Income Taxes, Net	9.3	6.1	33 years
Unamortized Loss on Reacquired Debt	5.8	6.8	16 years
Medicare Subsidy	3.9	4.4	8 years
Rate Case Expenses	1.4	1.2	1 year
Vegetation Management	—	4.5
Other Regulatory Assets Approved for Recovery	0.1	1.1	various
Total Regulatory Assets Approved for Recovery	222.1	201.4

Total Noncurrent Regulatory Assets	$340.2	$214.8

	PSO
	December 31,		Remaining Refund Period
	2016	2015
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$—	$76.1
Total Current Regulatory Liabilities	$—	$76.1

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$279.3	$275.5	(a)
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	48.0	46.3	38 years
Advanced Metering Costs	11.5	11.4	1 year
Base Plan Funding Costs	—	1.3
Other Regulatory Liabilities Approved for Payment	0.9	0.6	various
Total Regulatory Liabilities Approved for Payment	339.7	335.1

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$339.7	$335.1

(a)	Relieved as removal costs are incurred.

	SWEPCo
	December 31,		Remaining Recovery Period
	2016	2015
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$8.4	$4.1	1 year
Total Current Regulatory Assets	$8.4	$4.1

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$75.4	$—
Other Regulatory Assets Pending Final Regulatory Approval	0.8	—
Regulatory Assets Currently Not Earning a Return
Environmental Controls Projects	11.0	—
Shipe Road Transmission Project - FERC	3.1	3.1
Asset Retirement Obligation - Arkansas, Louisiana	2.7	1.7
Rate Case Expense - Texas	1.0	0.3
Other Regulatory Assets Pending Final Regulatory Approval	1.9	0.8
Total Regulatory Assets Pending Final Regulatory Approval	95.9	5.9

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Other Regulatory Assets Approved for Recovery	1.3	0.2	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	314.2	271.9	34 years
Pension and OPEB Funded Status	119.8	108.9	12 years
Unamortized Loss on Reacquired Debt	5.4	6.0	27 years
Medicare Subsidy	4.3	4.8	8 years
Rate Case Expense - Texas	4.2	6.8	2 years
Peak Demand Reduction/Energy Efficiency	3.0	1.0	2 years
Deferred Restructuring Costs - Louisiana	1.9	3.5	2 years
Unrealized Loss on Forward Commitments	0.3	5.5	1 year
Other Regulatory Assets Approved for Recovery	0.9	1.3	various
Total Regulatory Assets Approved for Recovery	455.3	409.9

Total Noncurrent Regulatory Assets	$551.2	$415.8

	SWEPCo
	December 31,		Remaining Refund Period
	2016	2015
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$3.8	$8.4	1 year
Total Current Regulatory Liabilities	$3.8	$8.4

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$409.7	$396.8	(a)
Refundable Construction Financing Costs - Louisiana	16.2	37.4	2 years
Excess Earnings - Texas	2.7	2.7	37 years
Generation Recovery Rider Costs - Arkansas	1.2	1.5	2 years
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	7.3	8.5	14 years
Other Regulatory Liabilities Approved for Payment	1.8	1.9	various
Total Regulatory Liabilities Approved for Payment	438.9	448.8

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$438.9	$448.8

(a)	Relieved as removal costs are incurred.

Appalachian Power Co [Member]
Effects of Regulation
EFFECTS OF REGULATION

The disclosures in this note apply to all Registrants unless indicated otherwise.

Regulatory Assets and Liabilities

Regulatory assets and liabilities are comprised of the following items:

	AEP
	December 31,		Remaining Recovery Period
	2016	2015
Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$61.4	$38.9	1 year
Under-recovered Fuel Costs - does not earn a return	95.2	76.3	1 year
Total Current Regulatory Assets	$156.6	$115.2

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$159.9	$—
Ohio Capacity Deferral	96.7	—
Storm Related Costs	25.1	24.2
Plant Retirement Costs - Materials and Supplies	9.1	20.9
Other Regulatory Assets Pending Final Regulatory Approval	1.3	—
Regulatory Assets Currently Not Earning a Return
Cook Plant Uprate Project	36.3	—
Plant Retirement Costs - Asset Retirement Obligation Costs	29.6	59.8
Storm Related Costs	25.9	18.2
Environmental Control Projects	24.1	—
Cook Plant Turbine	12.8	9.7
Peak Demand Reduction/Energy Efficiency	0.2	13.1
Other Regulatory Assets Pending Final Regulatory Approval	29.1	22.0
Total Regulatory Assets Pending Final Regulatory Approval (b)	450.1	167.9

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	550.6	539.3	28 years
Ohio Phase-In Recovery Rider	218.9	304.5	2 years
Ohio Capacity Deferral	201.9	358.7	2 years
Meter Replacement Costs	99.9	90.4	11 years
Ohio Distribution Decoupling	41.8	37.5	2 years
Advanced Metering System	20.9	3.6	4 years
Basic Transmission Cost Rider	19.9	—	2 years
West Virginia Delayed Customer Billing	19.5	—	2 years
Asset Removal Costs	18.7	38.1	(a)
Mitchell Plant Transfer	18.5	19.3	24 years
Plant Retirement Costs - Asset Retirement Obligation Costs	18.3	7.6	24 years
Storm Related Costs	15.3	8.8	3 years
Red Rock Generating Facility	9.1	9.3	40 years
Ohio Transmission Cost Recovery Rider	—	12.3
Other Regulatory Assets Approved for Recovery	27.6	25.5	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net (c)	1,575.0	1,385.3	62 years
Pension and OPEB Funded Status	1,516.2	1,410.5	12 years
Unamortized Loss on Reacquired Debt	137.8	148.7	29 years
Unrealized Loss on Forward Commitments	119.1	10.7	16 years
Cook Plant Nuclear Refueling Outage Levelization	75.2	26.8	3 years
Storm Related Costs	58.7	94.6	4 years
Peak Demand Reduction/Energy Efficiency	49.9	33.3	5 years
Plant Retirement Costs - Asset Retirement Obligation Costs	48.9	58.0	24 years
Postemployment Benefits	39.1	42.6	5 years
Virginia Transmission Rate Adjustment Clause	38.7	74.6	2 years
Medicare Subsidy	37.2	41.8	8 years
Vegetation Management	31.4	36.9	5 years
Off-system Sales Margin Sharing - Indiana	24.3	6.8	2 years
OVEC Purchased Power	22.1	—	2 years

United Mine Workers of America Pension Withdrawal	20.2	14.4	6 years
Deferred System Reliability Rider Expenses	12.5	9.9	1 year
SPP Base Plan Fees	10.7	—	2 years
Carbon Capture and Storage Product Validation Facility	9.1	11.7	4 years
IGCC Pre-Construction Costs	8.6	10.9	24 years
Transmission Cost Recovery Factor	5.3	9.9	1 year
Distribution Investment Rider	2.0	12.3	2 years
Other Regulatory Assets Approved for Recovery	52.5	77.8	various
Total Regulatory Assets Approved for Recovery	5,175.4	4,972.4

Total Noncurrent Regulatory Assets	$5,625.5	$5,140.3

(a)
As a regulated entity, removal costs accrued are typically recorded as regulatory liabilities when removal costs accrued exceed actual removal costs incurred. The asset removal costs liability is relieved as removal costs are incurred. As of December 31, 2016, KPCo’s accumulated actual removal cost incurred exceeded accumulated removal cost accrued, creating an asset balance. As a result, the balance was reclassified to a regulatory asset. Within the next two years, KPCo’s removal costs accrued are expected to exceed removal costs incurred resulting in a regulatory liability.

(b)
As of December 31, 2016, APCo has deferred a total of $91 million as charges to accumulated depreciation related to certain plant retirements in 2015. APCo intends to address the need for depreciation rate increases in a subsequent base rate cases.

(c)	Includes $320 million and $288 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	AEP
	December 31,		Remaining
	2016	2015	Refund Period
Current Regulatory Liabilities	(in millions)
Over-recovered Fuel Costs - pays a return	$3.8	$84.8	1 year
Over-recovered Fuel Costs - does not pay a return	4.2	29.1	1 year
Total Current Regulatory Liabilities	$8.0	$113.9

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	$—	$40.6
Other Regulatory Liabilities Pending Final Regulatory Determination	0.8	0.2
Total Regulatory Liabilities Pending Final Regulatory Determination	0.8	40.8

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs (a)	2,627.5	2,656.5	(b)
Advanced Metering Infrastructure Surcharge	17.0	21.2	4 years
Louisiana Refundable Construction Financing Costs	16.2	37.4	2 years
Deferred Investment Tax Credits	12.6	14.7	42 years
Excess Earnings	10.0	10.6	37 years
Other Regulatory Liabilities Approved for Payment	1.6	20.5	various
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	731.2	636.5	(c)
Deferred Investment Tax Credits	132.9	113.3	46 years
Spent Nuclear Fuel	44.2	43.4	(c)
Transition Charges	40.5	46.5	11 years
Peak Demand Reduction/Energy Efficiency	34.0	5.3	2 years
Enhanced Service Reliability Plan	21.7	8.0	2 years
gridSMART® Costs	11.9	—	2 years
Advanced Metering Costs	11.5	11.4	1 year
Unrealized Gain on Forward Commitments	6.2	33.8	2 years
Deferred Wind Power Costs	2.1	11.8	1 year
Other Regulatory Liabilities Approved for Payment	29.4	24.4	various
Total Regulatory Liabilities Approved for Payment	3,750.5	3,695.3

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$3,751.3	$3,736.1

(a)
As of December 31, 2016, I&M also charged $43 million to asset removal costs related to various Tanners Creek Plant related assets, primarily related to the net book value of ARO assets. The Indiana and Michigan retail jurisdictions of I&M have increased depreciation rates on Rockport Plant to recover the net book value of Tanners Creek Plant that was retired in 2015. I&M intends to address the need for increases in depreciation rates to recover the deferral in its next Indiana and Michigan base rate cases.

(b)	Relieved as removal costs are incurred.

(c)	Relieved when plant is decommissioned.

	APCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2016	2015
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$6.2	$27.3	1 year
Under-recovered Fuel Costs - does not earn a return	62.2	59.6	1 year
Total Current Regulatory Assets	$68.4	$86.9

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Materials and Supplies	$9.1	$9.3
Regulatory Assets Currently Not Earning a Return
Plant Retirement Costs - Asset Retirement Obligation Costs	29.6	32.7
Peak Demand Reduction/Energy Efficiency - Virginia	—	12.7
Amos Plant Transfer Costs - West Virginia	—	2.0
Other Regulatory Assets Pending Final Regulatory Approval	0.6	0.6
Total Regulatory Assets Pending Final Regulatory Approval (a)	39.3	57.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant - West Virginia	85.4	86.5	27 years
West Virginia Delayed Customer Billing	18.1	—	2 years
Storm Related Costs - Virginia	4.6	8.8	2 years
RTO Formation/Integration Costs	1.6	2.1	3 years
Other Regulatory Assets Approved for Recovery	0.6	—	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net (b)	463.5	441.7	26 years
Pension and OPEB Funded Status	221.4	217.6	12 years
Unamortized Loss on Reacquired Debt	97.2	101.5	29 years
Storm Related Costs - West Virginia	47.8	63.5	4 years
Virginia Transmission Rate Adjustment Clause	38.7	74.6	2 years
Vegetation Management Program - West Virginia	31.4	31.2	5 years
Peak Demand Reduction/Energy Efficiency	19.2	3.5	4 years
Postemployment Benefits	17.4	19.6	5 years
Carbon Capture and Storage Product Validation Facility - West Virginia, FERC	9.1	11.7	4 years
IGCC Pre-Construction Costs - West Virginia, FERC	7.4	9.6	4 years
Virginia Generation Rate Adjustment Clause	6.5	5.2	2 years
Medicare Subsidy - West Virginia, FERC	4.7	5.3	8 years
Uncollected Accounts - West Virginia	2.7	3.5	4 years
Deferred Restructuring Costs - West Virginia	2.5	4.5	2 years
Carbon Capture and Storage Commercial Scale Facility - West Virginia, FERC	1.0	1.2	6 years
Asset Retirement Obligation	0.6	2.4	1 year
Transmission Agreement Phase-In - West Virginia	—	1.7
Other Regulatory Assets Approved for Recovery	0.4	1.2	various
Total Regulatory Assets Approved for Recovery	1,081.8	1,096.9

Total Noncurrent Regulatory Assets	$1,121.1	$1,154.2

(a)
As of December 31, 2016, APCo has also deferred $91 million as a charge to accumulated depreciation related to the net book value of certain plants retired in 2015, primarily in its Virginia jurisdiction.  These plants were normal retirements and not abandonments.  APCo intends to address the need for an increase in its Virginia depreciation rates in March 2020, as part of its 2018-2019 Virginia biennial filing.

(b)	Includes $64 million and $59 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	APCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2016	2015
	(in millions)
Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$616.9	$612.9	(a)
Deferred Investment Tax Credits	0.9	1.0	42 years
Regulatory Liabilities Currently Not Paying a Return
Consumer Rate Relief - West Virginia	5.1	2.9	1 year
Deferred Wind Power Costs - Virginia	2.1	11.8	1 year
Energy Efficiency Rate Adjustment Clause - Virginia	1.5	—	2 years
Unrealized Gain on Forward Commitments	1.3	8.4	2 years
Other Regulatory Liabilities Approved for Payment	—	0.1	various
Total Regulatory Liabilities Approved for Payment	627.8	637.1

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$627.8	$637.1

(a)	Relieved as removal costs are incurred.

	I&M
	December 31,		Remaining Recovery Period
Regulatory Assets:	2016	2015
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$13.0	$7.5	1 year
Under-recovered Fuel Costs - does not earn a return	13.1	4.1	1 year
Total Current Regulatory Assets	$26.1	$11.6

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Materials and Supplies	$—	$11.6
Regulatory Assets Currently Not Earning a Return
Cook Uprate Project	36.3	—
Cook Plant Turbine	12.8	9.7
Deferred Cook Plant Life Cycle Management Project Costs - Michigan	8.1	4.2
Rockport Plant Dry Sorbent Injection System - Indiana	6.6	2.8
Plant Retirement Costs - Asset Retirement Obligation Costs - Indiana	—	27.1
Stranded Costs on Abandoned Plants	—	3.9
Other Regulatory Assets Pending Final Regulatory Approval	0.9	—
Total Regulatory Assets Pending Final Regulatory Approval	64.7	59.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	252.8	260.3	28 years
Cook Plant, Unit 2 Baffle Bolts - Indiana	6.3	6.6	22 years
RTO Formation/Integration Costs	1.2	1.5	3 years
Other Regulatory Assets Approved for Recovery	1.3	1.0	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net (a)	302.6	246.8	32 years
Pension and OPEB Funded Status	141.9	126.4	12 years
Cook Plant Nuclear Refueling Outage Levelization	75.2	26.8	3 years
Off-system Sales Margin Sharing - Indiana	24.3	6.8	2 years
Postemployment Benefits	11.4	10.7	5 years
Unamortized Loss on Reacquired Debt	10.7	12.0	16 years
Medicare Subsidy	8.2	9.2	8 years
Litigation Settlement - Indiana	7.6	8.6	9 years
River Transportation Division Expenses	3.7	—	1 year
Peak Demand Reduction/Energy Efficiency	3.6	10.6	2 years
Capacity Costs - Indiana	0.4	7.5	1 year
Unrealized Loss on Forward Commitments	0.1	3.2	2 years
PJM Expense - Indiana	—	4.1
Storm Related Costs - Indiana	—	1.8
Other Regulatory Assets Approved for Recovery	0.6	1.1	various
Total Regulatory Assets Approved for Recovery	851.9	745.0

Total Noncurrent Regulatory Assets	$916.6	$804.3

(a)	Includes $74 million and $69 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	I&M
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2016	2015
	(in millions)
Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$—	$0.3
Total Current Regulatory Liabilities	$—	$0.3

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs (a)	$236.5	$350.6	(b)
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	731.2	636.5	(c)
Spent Nuclear Fuel	44.2	43.4	(c)
Deferred Investment Tax Credits	38.8	35.0	20 years
Deferred Cook Plant Life Cycle Management Project Costs - Indiana	4.6	—	3 years
PJM Expense - Indiana	4.2	—	2 years
Unrealized Gain on Forward Commitments	2.4	7.1	2 years
Rockport Plant Dry Sorbent Injection	1.7	0.4	2 years
Storm Related Costs - Indiana	1.2	—	1 year
River Transportation Division Expenses	—	1.9
Other Regulatory Liabilities Approved for Payment	0.7	1.3	various
Total Regulatory Liabilities Approved for Payment	1,065.5	1,076.2

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,065.5	$1,076.2

(a)
As of December 31, 2016, I&M has charged $43 million to asset removal costs related to various Tanners Creek Plant related assets, primarily related to the net book value of ARO assets. The Indiana and Michigan retail jurisdictions of I&M have increased depreciation rates on Rockport Plant to recover the net book value of Tanners Creek Plant that was retired in 2015. I&M intends to address the need for increases in depreciation rates to recover the deferral in its next Indiana and Michigan base rate cases.

(b)	Relieved as removal costs are incurred.

(c)	Relieved when plant is decommissioned.

	OPCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2016	2015
	(in millions)
Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Capacity Deferral	$96.7	$—
Regulatory Assets Currently Not Earning a Return
gridSMART® Costs	4.1	1.3
Total Regulatory Assets Pending Final Regulatory Approval	100.8	1.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Phase-In Recovery Rider	218.9	304.5	2 years
Capacity Deferral	201.9	358.7	2 years
Distribution Decoupling	41.8	37.5	2 years
Basic Transmission Cost Rider	19.9	—	2 years
RTO Formation/Integration Costs	2.5	3.1	3 years
Economic Development Rider	1.7	—	2 years
Transmission Cost Recovery Rider	—	12.3
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	225.2	219.4	12 years
Income Taxes, Net (a)	126.4	129.0	28 years
Unrealized Loss on Forward Commitments	118.6	—	16 years
OVEC Purchased Power	22.1	—	2 years
Unamortized Loss on Reacquired Debt	9.1	10.4	22 years
Medicare Subsidy	8.3	9.3	8 years
Postemployment Benefits	6.8	7.3	5 years
Distribution Investment Rider	2.0	12.3	2 years
Partnership with Ohio Contribution	1.4	2.4	2 years
gridSMART® Costs	—	4.5
Other Regulatory Assets Approved for Recovery	0.1	1.0	various
Total Regulatory Assets Approved for Recovery	1,006.7	1,111.7

Total Noncurrent Regulatory Assets	$1,107.5	$1,113.0

(a)	Includes $76 million and $82 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	OPCo
	December 31,		Remaining Refund Period
	2016	2015
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$4.2	$27.6	1 year
Total Current Regulatory Liabilities	$4.2	$27.6

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	$—	$40.6
Other Regulatory Liabilities Pending Final Regulatory Determination	0.2	0.2
Total Regulatory Liabilities Pending Final Regulatory Determination	0.2	40.8

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	432.4	422.3	(a)
Basic Transmission Cost Rider	0.3	4.9	2 years
Economic Development Rider	—	5.0
Regulatory Liabilities Currently Not Paying a Return
Peak Demand Reduction/Energy Efficiency	29.0	1.5	2 years
Enhanced Service Reliability Plan	21.7	8.0	2 years
gridSMART® Costs	11.9	—	2 years
Storm Related Costs	5.3	1.3	2 years
Deferred Asset Phase-In Rider	4.5	5.1	4 years
Unrealized Gain on Forward Commitments	—	15.3
Regulatory Settlement	—	9.0
Other Regulatory Liabilities Approved for Payment	0.9	1.0	various
Total Regulatory Liabilities Approved for Payment	506.0	473.4

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$506.2	$514.2

(a)    Relieved as removal costs are incurred.

	PSO
	December 31,		Remaining Recovery Period
	2016	2015
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$33.8	$—	1 year
Total Current Regulatory Assets	$33.8	$—

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$84.5	$—
Other Regulatory Assets Pending Final Regulatory Approval	0.5	—
Regulatory Assets Currently Not Earning a Return
Storm Related Costs	20.0	12.3
Environmental Control Projects	13.1	—
Other Regulatory Assets Pending Final Regulatory Approval	—	1.1
Total Regulatory Assets Pending Final Regulatory Approval	118.1	13.4

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Meter Replacement Costs	50.1	35.8	8 years
Storm Related Costs	10.8	—	3 years
Red Rock Generating Facility	9.1	9.3	40 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	98.1	95.1	12 years
Deferred System Reliability Rider Expenses	12.5	9.9	1 year
Storm Related Costs	—	15.4
SPP Base Plan Fees	10.7	—	2 years
Peak Demand Reduction/Energy Efficiency	10.3	11.8	2 years
Income Taxes, Net	9.3	6.1	33 years
Unamortized Loss on Reacquired Debt	5.8	6.8	16 years
Medicare Subsidy	3.9	4.4	8 years
Rate Case Expenses	1.4	1.2	1 year
Vegetation Management	—	4.5
Other Regulatory Assets Approved for Recovery	0.1	1.1	various
Total Regulatory Assets Approved for Recovery	222.1	201.4

Total Noncurrent Regulatory Assets	$340.2	$214.8

	PSO
	December 31,		Remaining Refund Period
	2016	2015
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$—	$76.1
Total Current Regulatory Liabilities	$—	$76.1

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$279.3	$275.5	(a)
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	48.0	46.3	38 years
Advanced Metering Costs	11.5	11.4	1 year
Base Plan Funding Costs	—	1.3
Other Regulatory Liabilities Approved for Payment	0.9	0.6	various
Total Regulatory Liabilities Approved for Payment	339.7	335.1

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$339.7	$335.1

(a)	Relieved as removal costs are incurred.

	SWEPCo
	December 31,		Remaining Recovery Period
	2016	2015
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$8.4	$4.1	1 year
Total Current Regulatory Assets	$8.4	$4.1

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$75.4	$—
Other Regulatory Assets Pending Final Regulatory Approval	0.8	—
Regulatory Assets Currently Not Earning a Return
Environmental Controls Projects	11.0	—
Shipe Road Transmission Project - FERC	3.1	3.1
Asset Retirement Obligation - Arkansas, Louisiana	2.7	1.7
Rate Case Expense - Texas	1.0	0.3
Other Regulatory Assets Pending Final Regulatory Approval	1.9	0.8
Total Regulatory Assets Pending Final Regulatory Approval	95.9	5.9

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Other Regulatory Assets Approved for Recovery	1.3	0.2	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	314.2	271.9	34 years
Pension and OPEB Funded Status	119.8	108.9	12 years
Unamortized Loss on Reacquired Debt	5.4	6.0	27 years
Medicare Subsidy	4.3	4.8	8 years
Rate Case Expense - Texas	4.2	6.8	2 years
Peak Demand Reduction/Energy Efficiency	3.0	1.0	2 years
Deferred Restructuring Costs - Louisiana	1.9	3.5	2 years
Unrealized Loss on Forward Commitments	0.3	5.5	1 year
Other Regulatory Assets Approved for Recovery	0.9	1.3	various
Total Regulatory Assets Approved for Recovery	455.3	409.9

Total Noncurrent Regulatory Assets	$551.2	$415.8

	SWEPCo
	December 31,		Remaining Refund Period
	2016	2015
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$3.8	$8.4	1 year
Total Current Regulatory Liabilities	$3.8	$8.4

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$409.7	$396.8	(a)
Refundable Construction Financing Costs - Louisiana	16.2	37.4	2 years
Excess Earnings - Texas	2.7	2.7	37 years
Generation Recovery Rider Costs - Arkansas	1.2	1.5	2 years
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	7.3	8.5	14 years
Other Regulatory Liabilities Approved for Payment	1.8	1.9	various
Total Regulatory Liabilities Approved for Payment	438.9	448.8

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$438.9	$448.8

(a)	Relieved as removal costs are incurred.

Indiana Michigan Power Co [Member]
Effects of Regulation
EFFECTS OF REGULATION

The disclosures in this note apply to all Registrants unless indicated otherwise.

Regulatory Assets and Liabilities

Regulatory assets and liabilities are comprised of the following items:

	AEP
	December 31,		Remaining Recovery Period
	2016	2015
Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$61.4	$38.9	1 year
Under-recovered Fuel Costs - does not earn a return	95.2	76.3	1 year
Total Current Regulatory Assets	$156.6	$115.2

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$159.9	$—
Ohio Capacity Deferral	96.7	—
Storm Related Costs	25.1	24.2
Plant Retirement Costs - Materials and Supplies	9.1	20.9
Other Regulatory Assets Pending Final Regulatory Approval	1.3	—
Regulatory Assets Currently Not Earning a Return
Cook Plant Uprate Project	36.3	—
Plant Retirement Costs - Asset Retirement Obligation Costs	29.6	59.8
Storm Related Costs	25.9	18.2
Environmental Control Projects	24.1	—
Cook Plant Turbine	12.8	9.7
Peak Demand Reduction/Energy Efficiency	0.2	13.1
Other Regulatory Assets Pending Final Regulatory Approval	29.1	22.0
Total Regulatory Assets Pending Final Regulatory Approval (b)	450.1	167.9

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	550.6	539.3	28 years
Ohio Phase-In Recovery Rider	218.9	304.5	2 years
Ohio Capacity Deferral	201.9	358.7	2 years
Meter Replacement Costs	99.9	90.4	11 years
Ohio Distribution Decoupling	41.8	37.5	2 years
Advanced Metering System	20.9	3.6	4 years
Basic Transmission Cost Rider	19.9	—	2 years
West Virginia Delayed Customer Billing	19.5	—	2 years
Asset Removal Costs	18.7	38.1	(a)
Mitchell Plant Transfer	18.5	19.3	24 years
Plant Retirement Costs - Asset Retirement Obligation Costs	18.3	7.6	24 years
Storm Related Costs	15.3	8.8	3 years
Red Rock Generating Facility	9.1	9.3	40 years
Ohio Transmission Cost Recovery Rider	—	12.3
Other Regulatory Assets Approved for Recovery	27.6	25.5	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net (c)	1,575.0	1,385.3	62 years
Pension and OPEB Funded Status	1,516.2	1,410.5	12 years
Unamortized Loss on Reacquired Debt	137.8	148.7	29 years
Unrealized Loss on Forward Commitments	119.1	10.7	16 years
Cook Plant Nuclear Refueling Outage Levelization	75.2	26.8	3 years
Storm Related Costs	58.7	94.6	4 years
Peak Demand Reduction/Energy Efficiency	49.9	33.3	5 years
Plant Retirement Costs - Asset Retirement Obligation Costs	48.9	58.0	24 years
Postemployment Benefits	39.1	42.6	5 years
Virginia Transmission Rate Adjustment Clause	38.7	74.6	2 years
Medicare Subsidy	37.2	41.8	8 years
Vegetation Management	31.4	36.9	5 years
Off-system Sales Margin Sharing - Indiana	24.3	6.8	2 years
OVEC Purchased Power	22.1	—	2 years

United Mine Workers of America Pension Withdrawal	20.2	14.4	6 years
Deferred System Reliability Rider Expenses	12.5	9.9	1 year
SPP Base Plan Fees	10.7	—	2 years
Carbon Capture and Storage Product Validation Facility	9.1	11.7	4 years
IGCC Pre-Construction Costs	8.6	10.9	24 years
Transmission Cost Recovery Factor	5.3	9.9	1 year
Distribution Investment Rider	2.0	12.3	2 years
Other Regulatory Assets Approved for Recovery	52.5	77.8	various
Total Regulatory Assets Approved for Recovery	5,175.4	4,972.4

Total Noncurrent Regulatory Assets	$5,625.5	$5,140.3

(a)
As a regulated entity, removal costs accrued are typically recorded as regulatory liabilities when removal costs accrued exceed actual removal costs incurred. The asset removal costs liability is relieved as removal costs are incurred. As of December 31, 2016, KPCo’s accumulated actual removal cost incurred exceeded accumulated removal cost accrued, creating an asset balance. As a result, the balance was reclassified to a regulatory asset. Within the next two years, KPCo’s removal costs accrued are expected to exceed removal costs incurred resulting in a regulatory liability.

(b)
As of December 31, 2016, APCo has deferred a total of $91 million as charges to accumulated depreciation related to certain plant retirements in 2015. APCo intends to address the need for depreciation rate increases in a subsequent base rate cases.

(c)	Includes $320 million and $288 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	AEP
	December 31,		Remaining
	2016	2015	Refund Period
Current Regulatory Liabilities	(in millions)
Over-recovered Fuel Costs - pays a return	$3.8	$84.8	1 year
Over-recovered Fuel Costs - does not pay a return	4.2	29.1	1 year
Total Current Regulatory Liabilities	$8.0	$113.9

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	$—	$40.6
Other Regulatory Liabilities Pending Final Regulatory Determination	0.8	0.2
Total Regulatory Liabilities Pending Final Regulatory Determination	0.8	40.8

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs (a)	2,627.5	2,656.5	(b)
Advanced Metering Infrastructure Surcharge	17.0	21.2	4 years
Louisiana Refundable Construction Financing Costs	16.2	37.4	2 years
Deferred Investment Tax Credits	12.6	14.7	42 years
Excess Earnings	10.0	10.6	37 years
Other Regulatory Liabilities Approved for Payment	1.6	20.5	various
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	731.2	636.5	(c)
Deferred Investment Tax Credits	132.9	113.3	46 years
Spent Nuclear Fuel	44.2	43.4	(c)
Transition Charges	40.5	46.5	11 years
Peak Demand Reduction/Energy Efficiency	34.0	5.3	2 years
Enhanced Service Reliability Plan	21.7	8.0	2 years
gridSMART® Costs	11.9	—	2 years
Advanced Metering Costs	11.5	11.4	1 year
Unrealized Gain on Forward Commitments	6.2	33.8	2 years
Deferred Wind Power Costs	2.1	11.8	1 year
Other Regulatory Liabilities Approved for Payment	29.4	24.4	various
Total Regulatory Liabilities Approved for Payment	3,750.5	3,695.3

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$3,751.3	$3,736.1

(a)
As of December 31, 2016, I&M also charged $43 million to asset removal costs related to various Tanners Creek Plant related assets, primarily related to the net book value of ARO assets. The Indiana and Michigan retail jurisdictions of I&M have increased depreciation rates on Rockport Plant to recover the net book value of Tanners Creek Plant that was retired in 2015. I&M intends to address the need for increases in depreciation rates to recover the deferral in its next Indiana and Michigan base rate cases.

(b)	Relieved as removal costs are incurred.

(c)	Relieved when plant is decommissioned.

	APCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2016	2015
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$6.2	$27.3	1 year
Under-recovered Fuel Costs - does not earn a return	62.2	59.6	1 year
Total Current Regulatory Assets	$68.4	$86.9

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Materials and Supplies	$9.1	$9.3
Regulatory Assets Currently Not Earning a Return
Plant Retirement Costs - Asset Retirement Obligation Costs	29.6	32.7
Peak Demand Reduction/Energy Efficiency - Virginia	—	12.7
Amos Plant Transfer Costs - West Virginia	—	2.0
Other Regulatory Assets Pending Final Regulatory Approval	0.6	0.6
Total Regulatory Assets Pending Final Regulatory Approval (a)	39.3	57.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant - West Virginia	85.4	86.5	27 years
West Virginia Delayed Customer Billing	18.1	—	2 years
Storm Related Costs - Virginia	4.6	8.8	2 years
RTO Formation/Integration Costs	1.6	2.1	3 years
Other Regulatory Assets Approved for Recovery	0.6	—	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net (b)	463.5	441.7	26 years
Pension and OPEB Funded Status	221.4	217.6	12 years
Unamortized Loss on Reacquired Debt	97.2	101.5	29 years
Storm Related Costs - West Virginia	47.8	63.5	4 years
Virginia Transmission Rate Adjustment Clause	38.7	74.6	2 years
Vegetation Management Program - West Virginia	31.4	31.2	5 years
Peak Demand Reduction/Energy Efficiency	19.2	3.5	4 years
Postemployment Benefits	17.4	19.6	5 years
Carbon Capture and Storage Product Validation Facility - West Virginia, FERC	9.1	11.7	4 years
IGCC Pre-Construction Costs - West Virginia, FERC	7.4	9.6	4 years
Virginia Generation Rate Adjustment Clause	6.5	5.2	2 years
Medicare Subsidy - West Virginia, FERC	4.7	5.3	8 years
Uncollected Accounts - West Virginia	2.7	3.5	4 years
Deferred Restructuring Costs - West Virginia	2.5	4.5	2 years
Carbon Capture and Storage Commercial Scale Facility - West Virginia, FERC	1.0	1.2	6 years
Asset Retirement Obligation	0.6	2.4	1 year
Transmission Agreement Phase-In - West Virginia	—	1.7
Other Regulatory Assets Approved for Recovery	0.4	1.2	various
Total Regulatory Assets Approved for Recovery	1,081.8	1,096.9

Total Noncurrent Regulatory Assets	$1,121.1	$1,154.2

(a)
As of December 31, 2016, APCo has also deferred $91 million as a charge to accumulated depreciation related to the net book value of certain plants retired in 2015, primarily in its Virginia jurisdiction.  These plants were normal retirements and not abandonments.  APCo intends to address the need for an increase in its Virginia depreciation rates in March 2020, as part of its 2018-2019 Virginia biennial filing.

(b)	Includes $64 million and $59 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	APCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2016	2015
	(in millions)
Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$616.9	$612.9	(a)
Deferred Investment Tax Credits	0.9	1.0	42 years
Regulatory Liabilities Currently Not Paying a Return
Consumer Rate Relief - West Virginia	5.1	2.9	1 year
Deferred Wind Power Costs - Virginia	2.1	11.8	1 year
Energy Efficiency Rate Adjustment Clause - Virginia	1.5	—	2 years
Unrealized Gain on Forward Commitments	1.3	8.4	2 years
Other Regulatory Liabilities Approved for Payment	—	0.1	various
Total Regulatory Liabilities Approved for Payment	627.8	637.1

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$627.8	$637.1

(a)	Relieved as removal costs are incurred.

	I&M
	December 31,		Remaining Recovery Period
Regulatory Assets:	2016	2015
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$13.0	$7.5	1 year
Under-recovered Fuel Costs - does not earn a return	13.1	4.1	1 year
Total Current Regulatory Assets	$26.1	$11.6

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Materials and Supplies	$—	$11.6
Regulatory Assets Currently Not Earning a Return
Cook Uprate Project	36.3	—
Cook Plant Turbine	12.8	9.7
Deferred Cook Plant Life Cycle Management Project Costs - Michigan	8.1	4.2
Rockport Plant Dry Sorbent Injection System - Indiana	6.6	2.8
Plant Retirement Costs - Asset Retirement Obligation Costs - Indiana	—	27.1
Stranded Costs on Abandoned Plants	—	3.9
Other Regulatory Assets Pending Final Regulatory Approval	0.9	—
Total Regulatory Assets Pending Final Regulatory Approval	64.7	59.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	252.8	260.3	28 years
Cook Plant, Unit 2 Baffle Bolts - Indiana	6.3	6.6	22 years
RTO Formation/Integration Costs	1.2	1.5	3 years
Other Regulatory Assets Approved for Recovery	1.3	1.0	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net (a)	302.6	246.8	32 years
Pension and OPEB Funded Status	141.9	126.4	12 years
Cook Plant Nuclear Refueling Outage Levelization	75.2	26.8	3 years
Off-system Sales Margin Sharing - Indiana	24.3	6.8	2 years
Postemployment Benefits	11.4	10.7	5 years
Unamortized Loss on Reacquired Debt	10.7	12.0	16 years
Medicare Subsidy	8.2	9.2	8 years
Litigation Settlement - Indiana	7.6	8.6	9 years
River Transportation Division Expenses	3.7	—	1 year
Peak Demand Reduction/Energy Efficiency	3.6	10.6	2 years
Capacity Costs - Indiana	0.4	7.5	1 year
Unrealized Loss on Forward Commitments	0.1	3.2	2 years
PJM Expense - Indiana	—	4.1
Storm Related Costs - Indiana	—	1.8
Other Regulatory Assets Approved for Recovery	0.6	1.1	various
Total Regulatory Assets Approved for Recovery	851.9	745.0

Total Noncurrent Regulatory Assets	$916.6	$804.3

(a)	Includes $74 million and $69 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	I&M
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2016	2015
	(in millions)
Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$—	$0.3
Total Current Regulatory Liabilities	$—	$0.3

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs (a)	$236.5	$350.6	(b)
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	731.2	636.5	(c)
Spent Nuclear Fuel	44.2	43.4	(c)
Deferred Investment Tax Credits	38.8	35.0	20 years
Deferred Cook Plant Life Cycle Management Project Costs - Indiana	4.6	—	3 years
PJM Expense - Indiana	4.2	—	2 years
Unrealized Gain on Forward Commitments	2.4	7.1	2 years
Rockport Plant Dry Sorbent Injection	1.7	0.4	2 years
Storm Related Costs - Indiana	1.2	—	1 year
River Transportation Division Expenses	—	1.9
Other Regulatory Liabilities Approved for Payment	0.7	1.3	various
Total Regulatory Liabilities Approved for Payment	1,065.5	1,076.2

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,065.5	$1,076.2

(a)
As of December 31, 2016, I&M has charged $43 million to asset removal costs related to various Tanners Creek Plant related assets, primarily related to the net book value of ARO assets. The Indiana and Michigan retail jurisdictions of I&M have increased depreciation rates on Rockport Plant to recover the net book value of Tanners Creek Plant that was retired in 2015. I&M intends to address the need for increases in depreciation rates to recover the deferral in its next Indiana and Michigan base rate cases.

(b)	Relieved as removal costs are incurred.

(c)	Relieved when plant is decommissioned.

	OPCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2016	2015
	(in millions)
Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Capacity Deferral	$96.7	$—
Regulatory Assets Currently Not Earning a Return
gridSMART® Costs	4.1	1.3
Total Regulatory Assets Pending Final Regulatory Approval	100.8	1.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Phase-In Recovery Rider	218.9	304.5	2 years
Capacity Deferral	201.9	358.7	2 years
Distribution Decoupling	41.8	37.5	2 years
Basic Transmission Cost Rider	19.9	—	2 years
RTO Formation/Integration Costs	2.5	3.1	3 years
Economic Development Rider	1.7	—	2 years
Transmission Cost Recovery Rider	—	12.3
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	225.2	219.4	12 years
Income Taxes, Net (a)	126.4	129.0	28 years
Unrealized Loss on Forward Commitments	118.6	—	16 years
OVEC Purchased Power	22.1	—	2 years
Unamortized Loss on Reacquired Debt	9.1	10.4	22 years
Medicare Subsidy	8.3	9.3	8 years
Postemployment Benefits	6.8	7.3	5 years
Distribution Investment Rider	2.0	12.3	2 years
Partnership with Ohio Contribution	1.4	2.4	2 years
gridSMART® Costs	—	4.5
Other Regulatory Assets Approved for Recovery	0.1	1.0	various
Total Regulatory Assets Approved for Recovery	1,006.7	1,111.7

Total Noncurrent Regulatory Assets	$1,107.5	$1,113.0

(a)	Includes $76 million and $82 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	OPCo
	December 31,		Remaining Refund Period
	2016	2015
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$4.2	$27.6	1 year
Total Current Regulatory Liabilities	$4.2	$27.6

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	$—	$40.6
Other Regulatory Liabilities Pending Final Regulatory Determination	0.2	0.2
Total Regulatory Liabilities Pending Final Regulatory Determination	0.2	40.8

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	432.4	422.3	(a)
Basic Transmission Cost Rider	0.3	4.9	2 years
Economic Development Rider	—	5.0
Regulatory Liabilities Currently Not Paying a Return
Peak Demand Reduction/Energy Efficiency	29.0	1.5	2 years
Enhanced Service Reliability Plan	21.7	8.0	2 years
gridSMART® Costs	11.9	—	2 years
Storm Related Costs	5.3	1.3	2 years
Deferred Asset Phase-In Rider	4.5	5.1	4 years
Unrealized Gain on Forward Commitments	—	15.3
Regulatory Settlement	—	9.0
Other Regulatory Liabilities Approved for Payment	0.9	1.0	various
Total Regulatory Liabilities Approved for Payment	506.0	473.4

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$506.2	$514.2

(a)    Relieved as removal costs are incurred.

	PSO
	December 31,		Remaining Recovery Period
	2016	2015
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$33.8	$—	1 year
Total Current Regulatory Assets	$33.8	$—

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$84.5	$—
Other Regulatory Assets Pending Final Regulatory Approval	0.5	—
Regulatory Assets Currently Not Earning a Return
Storm Related Costs	20.0	12.3
Environmental Control Projects	13.1	—
Other Regulatory Assets Pending Final Regulatory Approval	—	1.1
Total Regulatory Assets Pending Final Regulatory Approval	118.1	13.4

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Meter Replacement Costs	50.1	35.8	8 years
Storm Related Costs	10.8	—	3 years
Red Rock Generating Facility	9.1	9.3	40 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	98.1	95.1	12 years
Deferred System Reliability Rider Expenses	12.5	9.9	1 year
Storm Related Costs	—	15.4
SPP Base Plan Fees	10.7	—	2 years
Peak Demand Reduction/Energy Efficiency	10.3	11.8	2 years
Income Taxes, Net	9.3	6.1	33 years
Unamortized Loss on Reacquired Debt	5.8	6.8	16 years
Medicare Subsidy	3.9	4.4	8 years
Rate Case Expenses	1.4	1.2	1 year
Vegetation Management	—	4.5
Other Regulatory Assets Approved for Recovery	0.1	1.1	various
Total Regulatory Assets Approved for Recovery	222.1	201.4

Total Noncurrent Regulatory Assets	$340.2	$214.8

	PSO
	December 31,		Remaining Refund Period
	2016	2015
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$—	$76.1
Total Current Regulatory Liabilities	$—	$76.1

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$279.3	$275.5	(a)
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	48.0	46.3	38 years
Advanced Metering Costs	11.5	11.4	1 year
Base Plan Funding Costs	—	1.3
Other Regulatory Liabilities Approved for Payment	0.9	0.6	various
Total Regulatory Liabilities Approved for Payment	339.7	335.1

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$339.7	$335.1

(a)	Relieved as removal costs are incurred.

	SWEPCo
	December 31,		Remaining Recovery Period
	2016	2015
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$8.4	$4.1	1 year
Total Current Regulatory Assets	$8.4	$4.1

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$75.4	$—
Other Regulatory Assets Pending Final Regulatory Approval	0.8	—
Regulatory Assets Currently Not Earning a Return
Environmental Controls Projects	11.0	—
Shipe Road Transmission Project - FERC	3.1	3.1
Asset Retirement Obligation - Arkansas, Louisiana	2.7	1.7
Rate Case Expense - Texas	1.0	0.3
Other Regulatory Assets Pending Final Regulatory Approval	1.9	0.8
Total Regulatory Assets Pending Final Regulatory Approval	95.9	5.9

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Other Regulatory Assets Approved for Recovery	1.3	0.2	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	314.2	271.9	34 years
Pension and OPEB Funded Status	119.8	108.9	12 years
Unamortized Loss on Reacquired Debt	5.4	6.0	27 years
Medicare Subsidy	4.3	4.8	8 years
Rate Case Expense - Texas	4.2	6.8	2 years
Peak Demand Reduction/Energy Efficiency	3.0	1.0	2 years
Deferred Restructuring Costs - Louisiana	1.9	3.5	2 years
Unrealized Loss on Forward Commitments	0.3	5.5	1 year
Other Regulatory Assets Approved for Recovery	0.9	1.3	various
Total Regulatory Assets Approved for Recovery	455.3	409.9

Total Noncurrent Regulatory Assets	$551.2	$415.8

	SWEPCo
	December 31,		Remaining Refund Period
	2016	2015
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$3.8	$8.4	1 year
Total Current Regulatory Liabilities	$3.8	$8.4

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$409.7	$396.8	(a)
Refundable Construction Financing Costs - Louisiana	16.2	37.4	2 years
Excess Earnings - Texas	2.7	2.7	37 years
Generation Recovery Rider Costs - Arkansas	1.2	1.5	2 years
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	7.3	8.5	14 years
Other Regulatory Liabilities Approved for Payment	1.8	1.9	various
Total Regulatory Liabilities Approved for Payment	438.9	448.8

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$438.9	$448.8

(a)	Relieved as removal costs are incurred.

Ohio Power Co [Member]
Effects of Regulation
EFFECTS OF REGULATION

The disclosures in this note apply to all Registrants unless indicated otherwise.

Regulatory Assets and Liabilities

Regulatory assets and liabilities are comprised of the following items:

	AEP
	December 31,		Remaining Recovery Period
	2016	2015
Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$61.4	$38.9	1 year
Under-recovered Fuel Costs - does not earn a return	95.2	76.3	1 year
Total Current Regulatory Assets	$156.6	$115.2

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$159.9	$—
Ohio Capacity Deferral	96.7	—
Storm Related Costs	25.1	24.2
Plant Retirement Costs - Materials and Supplies	9.1	20.9
Other Regulatory Assets Pending Final Regulatory Approval	1.3	—
Regulatory Assets Currently Not Earning a Return
Cook Plant Uprate Project	36.3	—
Plant Retirement Costs - Asset Retirement Obligation Costs	29.6	59.8
Storm Related Costs	25.9	18.2
Environmental Control Projects	24.1	—
Cook Plant Turbine	12.8	9.7
Peak Demand Reduction/Energy Efficiency	0.2	13.1
Other Regulatory Assets Pending Final Regulatory Approval	29.1	22.0
Total Regulatory Assets Pending Final Regulatory Approval (b)	450.1	167.9

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	550.6	539.3	28 years
Ohio Phase-In Recovery Rider	218.9	304.5	2 years
Ohio Capacity Deferral	201.9	358.7	2 years
Meter Replacement Costs	99.9	90.4	11 years
Ohio Distribution Decoupling	41.8	37.5	2 years
Advanced Metering System	20.9	3.6	4 years
Basic Transmission Cost Rider	19.9	—	2 years
West Virginia Delayed Customer Billing	19.5	—	2 years
Asset Removal Costs	18.7	38.1	(a)
Mitchell Plant Transfer	18.5	19.3	24 years
Plant Retirement Costs - Asset Retirement Obligation Costs	18.3	7.6	24 years
Storm Related Costs	15.3	8.8	3 years
Red Rock Generating Facility	9.1	9.3	40 years
Ohio Transmission Cost Recovery Rider	—	12.3
Other Regulatory Assets Approved for Recovery	27.6	25.5	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net (c)	1,575.0	1,385.3	62 years
Pension and OPEB Funded Status	1,516.2	1,410.5	12 years
Unamortized Loss on Reacquired Debt	137.8	148.7	29 years
Unrealized Loss on Forward Commitments	119.1	10.7	16 years
Cook Plant Nuclear Refueling Outage Levelization	75.2	26.8	3 years
Storm Related Costs	58.7	94.6	4 years
Peak Demand Reduction/Energy Efficiency	49.9	33.3	5 years
Plant Retirement Costs - Asset Retirement Obligation Costs	48.9	58.0	24 years
Postemployment Benefits	39.1	42.6	5 years
Virginia Transmission Rate Adjustment Clause	38.7	74.6	2 years
Medicare Subsidy	37.2	41.8	8 years
Vegetation Management	31.4	36.9	5 years
Off-system Sales Margin Sharing - Indiana	24.3	6.8	2 years
OVEC Purchased Power	22.1	—	2 years

United Mine Workers of America Pension Withdrawal	20.2	14.4	6 years
Deferred System Reliability Rider Expenses	12.5	9.9	1 year
SPP Base Plan Fees	10.7	—	2 years
Carbon Capture and Storage Product Validation Facility	9.1	11.7	4 years
IGCC Pre-Construction Costs	8.6	10.9	24 years
Transmission Cost Recovery Factor	5.3	9.9	1 year
Distribution Investment Rider	2.0	12.3	2 years
Other Regulatory Assets Approved for Recovery	52.5	77.8	various
Total Regulatory Assets Approved for Recovery	5,175.4	4,972.4

Total Noncurrent Regulatory Assets	$5,625.5	$5,140.3

(a)
As a regulated entity, removal costs accrued are typically recorded as regulatory liabilities when removal costs accrued exceed actual removal costs incurred. The asset removal costs liability is relieved as removal costs are incurred. As of December 31, 2016, KPCo’s accumulated actual removal cost incurred exceeded accumulated removal cost accrued, creating an asset balance. As a result, the balance was reclassified to a regulatory asset. Within the next two years, KPCo’s removal costs accrued are expected to exceed removal costs incurred resulting in a regulatory liability.

(b)
As of December 31, 2016, APCo has deferred a total of $91 million as charges to accumulated depreciation related to certain plant retirements in 2015. APCo intends to address the need for depreciation rate increases in a subsequent base rate cases.

(c)	Includes $320 million and $288 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	AEP
	December 31,		Remaining
	2016	2015	Refund Period
Current Regulatory Liabilities	(in millions)
Over-recovered Fuel Costs - pays a return	$3.8	$84.8	1 year
Over-recovered Fuel Costs - does not pay a return	4.2	29.1	1 year
Total Current Regulatory Liabilities	$8.0	$113.9

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	$—	$40.6
Other Regulatory Liabilities Pending Final Regulatory Determination	0.8	0.2
Total Regulatory Liabilities Pending Final Regulatory Determination	0.8	40.8

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs (a)	2,627.5	2,656.5	(b)
Advanced Metering Infrastructure Surcharge	17.0	21.2	4 years
Louisiana Refundable Construction Financing Costs	16.2	37.4	2 years
Deferred Investment Tax Credits	12.6	14.7	42 years
Excess Earnings	10.0	10.6	37 years
Other Regulatory Liabilities Approved for Payment	1.6	20.5	various
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	731.2	636.5	(c)
Deferred Investment Tax Credits	132.9	113.3	46 years
Spent Nuclear Fuel	44.2	43.4	(c)
Transition Charges	40.5	46.5	11 years
Peak Demand Reduction/Energy Efficiency	34.0	5.3	2 years
Enhanced Service Reliability Plan	21.7	8.0	2 years
gridSMART® Costs	11.9	—	2 years
Advanced Metering Costs	11.5	11.4	1 year
Unrealized Gain on Forward Commitments	6.2	33.8	2 years
Deferred Wind Power Costs	2.1	11.8	1 year
Other Regulatory Liabilities Approved for Payment	29.4	24.4	various
Total Regulatory Liabilities Approved for Payment	3,750.5	3,695.3

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$3,751.3	$3,736.1

(a)
As of December 31, 2016, I&M also charged $43 million to asset removal costs related to various Tanners Creek Plant related assets, primarily related to the net book value of ARO assets. The Indiana and Michigan retail jurisdictions of I&M have increased depreciation rates on Rockport Plant to recover the net book value of Tanners Creek Plant that was retired in 2015. I&M intends to address the need for increases in depreciation rates to recover the deferral in its next Indiana and Michigan base rate cases.

(b)	Relieved as removal costs are incurred.

(c)	Relieved when plant is decommissioned.

	APCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2016	2015
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$6.2	$27.3	1 year
Under-recovered Fuel Costs - does not earn a return	62.2	59.6	1 year
Total Current Regulatory Assets	$68.4	$86.9

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Materials and Supplies	$9.1	$9.3
Regulatory Assets Currently Not Earning a Return
Plant Retirement Costs - Asset Retirement Obligation Costs	29.6	32.7
Peak Demand Reduction/Energy Efficiency - Virginia	—	12.7
Amos Plant Transfer Costs - West Virginia	—	2.0
Other Regulatory Assets Pending Final Regulatory Approval	0.6	0.6
Total Regulatory Assets Pending Final Regulatory Approval (a)	39.3	57.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant - West Virginia	85.4	86.5	27 years
West Virginia Delayed Customer Billing	18.1	—	2 years
Storm Related Costs - Virginia	4.6	8.8	2 years
RTO Formation/Integration Costs	1.6	2.1	3 years
Other Regulatory Assets Approved for Recovery	0.6	—	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net (b)	463.5	441.7	26 years
Pension and OPEB Funded Status	221.4	217.6	12 years
Unamortized Loss on Reacquired Debt	97.2	101.5	29 years
Storm Related Costs - West Virginia	47.8	63.5	4 years
Virginia Transmission Rate Adjustment Clause	38.7	74.6	2 years
Vegetation Management Program - West Virginia	31.4	31.2	5 years
Peak Demand Reduction/Energy Efficiency	19.2	3.5	4 years
Postemployment Benefits	17.4	19.6	5 years
Carbon Capture and Storage Product Validation Facility - West Virginia, FERC	9.1	11.7	4 years
IGCC Pre-Construction Costs - West Virginia, FERC	7.4	9.6	4 years
Virginia Generation Rate Adjustment Clause	6.5	5.2	2 years
Medicare Subsidy - West Virginia, FERC	4.7	5.3	8 years
Uncollected Accounts - West Virginia	2.7	3.5	4 years
Deferred Restructuring Costs - West Virginia	2.5	4.5	2 years
Carbon Capture and Storage Commercial Scale Facility - West Virginia, FERC	1.0	1.2	6 years
Asset Retirement Obligation	0.6	2.4	1 year
Transmission Agreement Phase-In - West Virginia	—	1.7
Other Regulatory Assets Approved for Recovery	0.4	1.2	various
Total Regulatory Assets Approved for Recovery	1,081.8	1,096.9

Total Noncurrent Regulatory Assets	$1,121.1	$1,154.2

(a)
As of December 31, 2016, APCo has also deferred $91 million as a charge to accumulated depreciation related to the net book value of certain plants retired in 2015, primarily in its Virginia jurisdiction.  These plants were normal retirements and not abandonments.  APCo intends to address the need for an increase in its Virginia depreciation rates in March 2020, as part of its 2018-2019 Virginia biennial filing.

(b)	Includes $64 million and $59 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	APCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2016	2015
	(in millions)
Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$616.9	$612.9	(a)
Deferred Investment Tax Credits	0.9	1.0	42 years
Regulatory Liabilities Currently Not Paying a Return
Consumer Rate Relief - West Virginia	5.1	2.9	1 year
Deferred Wind Power Costs - Virginia	2.1	11.8	1 year
Energy Efficiency Rate Adjustment Clause - Virginia	1.5	—	2 years
Unrealized Gain on Forward Commitments	1.3	8.4	2 years
Other Regulatory Liabilities Approved for Payment	—	0.1	various
Total Regulatory Liabilities Approved for Payment	627.8	637.1

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$627.8	$637.1

(a)	Relieved as removal costs are incurred.

	I&M
	December 31,		Remaining Recovery Period
Regulatory Assets:	2016	2015
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$13.0	$7.5	1 year
Under-recovered Fuel Costs - does not earn a return	13.1	4.1	1 year
Total Current Regulatory Assets	$26.1	$11.6

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Materials and Supplies	$—	$11.6
Regulatory Assets Currently Not Earning a Return
Cook Uprate Project	36.3	—
Cook Plant Turbine	12.8	9.7
Deferred Cook Plant Life Cycle Management Project Costs - Michigan	8.1	4.2
Rockport Plant Dry Sorbent Injection System - Indiana	6.6	2.8
Plant Retirement Costs - Asset Retirement Obligation Costs - Indiana	—	27.1
Stranded Costs on Abandoned Plants	—	3.9
Other Regulatory Assets Pending Final Regulatory Approval	0.9	—
Total Regulatory Assets Pending Final Regulatory Approval	64.7	59.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	252.8	260.3	28 years
Cook Plant, Unit 2 Baffle Bolts - Indiana	6.3	6.6	22 years
RTO Formation/Integration Costs	1.2	1.5	3 years
Other Regulatory Assets Approved for Recovery	1.3	1.0	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net (a)	302.6	246.8	32 years
Pension and OPEB Funded Status	141.9	126.4	12 years
Cook Plant Nuclear Refueling Outage Levelization	75.2	26.8	3 years
Off-system Sales Margin Sharing - Indiana	24.3	6.8	2 years
Postemployment Benefits	11.4	10.7	5 years
Unamortized Loss on Reacquired Debt	10.7	12.0	16 years
Medicare Subsidy	8.2	9.2	8 years
Litigation Settlement - Indiana	7.6	8.6	9 years
River Transportation Division Expenses	3.7	—	1 year
Peak Demand Reduction/Energy Efficiency	3.6	10.6	2 years
Capacity Costs - Indiana	0.4	7.5	1 year
Unrealized Loss on Forward Commitments	0.1	3.2	2 years
PJM Expense - Indiana	—	4.1
Storm Related Costs - Indiana	—	1.8
Other Regulatory Assets Approved for Recovery	0.6	1.1	various
Total Regulatory Assets Approved for Recovery	851.9	745.0

Total Noncurrent Regulatory Assets	$916.6	$804.3

(a)	Includes $74 million and $69 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	I&M
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2016	2015
	(in millions)
Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$—	$0.3
Total Current Regulatory Liabilities	$—	$0.3

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs (a)	$236.5	$350.6	(b)
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	731.2	636.5	(c)
Spent Nuclear Fuel	44.2	43.4	(c)
Deferred Investment Tax Credits	38.8	35.0	20 years
Deferred Cook Plant Life Cycle Management Project Costs - Indiana	4.6	—	3 years
PJM Expense - Indiana	4.2	—	2 years
Unrealized Gain on Forward Commitments	2.4	7.1	2 years
Rockport Plant Dry Sorbent Injection	1.7	0.4	2 years
Storm Related Costs - Indiana	1.2	—	1 year
River Transportation Division Expenses	—	1.9
Other Regulatory Liabilities Approved for Payment	0.7	1.3	various
Total Regulatory Liabilities Approved for Payment	1,065.5	1,076.2

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,065.5	$1,076.2

(a)
As of December 31, 2016, I&M has charged $43 million to asset removal costs related to various Tanners Creek Plant related assets, primarily related to the net book value of ARO assets. The Indiana and Michigan retail jurisdictions of I&M have increased depreciation rates on Rockport Plant to recover the net book value of Tanners Creek Plant that was retired in 2015. I&M intends to address the need for increases in depreciation rates to recover the deferral in its next Indiana and Michigan base rate cases.

(b)	Relieved as removal costs are incurred.

(c)	Relieved when plant is decommissioned.

	OPCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2016	2015
	(in millions)
Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Capacity Deferral	$96.7	$—
Regulatory Assets Currently Not Earning a Return
gridSMART® Costs	4.1	1.3
Total Regulatory Assets Pending Final Regulatory Approval	100.8	1.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Phase-In Recovery Rider	218.9	304.5	2 years
Capacity Deferral	201.9	358.7	2 years
Distribution Decoupling	41.8	37.5	2 years
Basic Transmission Cost Rider	19.9	—	2 years
RTO Formation/Integration Costs	2.5	3.1	3 years
Economic Development Rider	1.7	—	2 years
Transmission Cost Recovery Rider	—	12.3
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	225.2	219.4	12 years
Income Taxes, Net (a)	126.4	129.0	28 years
Unrealized Loss on Forward Commitments	118.6	—	16 years
OVEC Purchased Power	22.1	—	2 years
Unamortized Loss on Reacquired Debt	9.1	10.4	22 years
Medicare Subsidy	8.3	9.3	8 years
Postemployment Benefits	6.8	7.3	5 years
Distribution Investment Rider	2.0	12.3	2 years
Partnership with Ohio Contribution	1.4	2.4	2 years
gridSMART® Costs	—	4.5
Other Regulatory Assets Approved for Recovery	0.1	1.0	various
Total Regulatory Assets Approved for Recovery	1,006.7	1,111.7

Total Noncurrent Regulatory Assets	$1,107.5	$1,113.0

(a)	Includes $76 million and $82 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	OPCo
	December 31,		Remaining Refund Period
	2016	2015
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$4.2	$27.6	1 year
Total Current Regulatory Liabilities	$4.2	$27.6

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	$—	$40.6
Other Regulatory Liabilities Pending Final Regulatory Determination	0.2	0.2
Total Regulatory Liabilities Pending Final Regulatory Determination	0.2	40.8

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	432.4	422.3	(a)
Basic Transmission Cost Rider	0.3	4.9	2 years
Economic Development Rider	—	5.0
Regulatory Liabilities Currently Not Paying a Return
Peak Demand Reduction/Energy Efficiency	29.0	1.5	2 years
Enhanced Service Reliability Plan	21.7	8.0	2 years
gridSMART® Costs	11.9	—	2 years
Storm Related Costs	5.3	1.3	2 years
Deferred Asset Phase-In Rider	4.5	5.1	4 years
Unrealized Gain on Forward Commitments	—	15.3
Regulatory Settlement	—	9.0
Other Regulatory Liabilities Approved for Payment	0.9	1.0	various
Total Regulatory Liabilities Approved for Payment	506.0	473.4

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$506.2	$514.2

(a)    Relieved as removal costs are incurred.

	PSO
	December 31,		Remaining Recovery Period
	2016	2015
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$33.8	$—	1 year
Total Current Regulatory Assets	$33.8	$—

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$84.5	$—
Other Regulatory Assets Pending Final Regulatory Approval	0.5	—
Regulatory Assets Currently Not Earning a Return
Storm Related Costs	20.0	12.3
Environmental Control Projects	13.1	—
Other Regulatory Assets Pending Final Regulatory Approval	—	1.1
Total Regulatory Assets Pending Final Regulatory Approval	118.1	13.4

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Meter Replacement Costs	50.1	35.8	8 years
Storm Related Costs	10.8	—	3 years
Red Rock Generating Facility	9.1	9.3	40 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	98.1	95.1	12 years
Deferred System Reliability Rider Expenses	12.5	9.9	1 year
Storm Related Costs	—	15.4
SPP Base Plan Fees	10.7	—	2 years
Peak Demand Reduction/Energy Efficiency	10.3	11.8	2 years
Income Taxes, Net	9.3	6.1	33 years
Unamortized Loss on Reacquired Debt	5.8	6.8	16 years
Medicare Subsidy	3.9	4.4	8 years
Rate Case Expenses	1.4	1.2	1 year
Vegetation Management	—	4.5
Other Regulatory Assets Approved for Recovery	0.1	1.1	various
Total Regulatory Assets Approved for Recovery	222.1	201.4

Total Noncurrent Regulatory Assets	$340.2	$214.8

	PSO
	December 31,		Remaining Refund Period
	2016	2015
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$—	$76.1
Total Current Regulatory Liabilities	$—	$76.1

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$279.3	$275.5	(a)
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	48.0	46.3	38 years
Advanced Metering Costs	11.5	11.4	1 year
Base Plan Funding Costs	—	1.3
Other Regulatory Liabilities Approved for Payment	0.9	0.6	various
Total Regulatory Liabilities Approved for Payment	339.7	335.1

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$339.7	$335.1

(a)	Relieved as removal costs are incurred.

	SWEPCo
	December 31,		Remaining Recovery Period
	2016	2015
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$8.4	$4.1	1 year
Total Current Regulatory Assets	$8.4	$4.1

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$75.4	$—
Other Regulatory Assets Pending Final Regulatory Approval	0.8	—
Regulatory Assets Currently Not Earning a Return
Environmental Controls Projects	11.0	—
Shipe Road Transmission Project - FERC	3.1	3.1
Asset Retirement Obligation - Arkansas, Louisiana	2.7	1.7
Rate Case Expense - Texas	1.0	0.3
Other Regulatory Assets Pending Final Regulatory Approval	1.9	0.8
Total Regulatory Assets Pending Final Regulatory Approval	95.9	5.9

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Other Regulatory Assets Approved for Recovery	1.3	0.2	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	314.2	271.9	34 years
Pension and OPEB Funded Status	119.8	108.9	12 years
Unamortized Loss on Reacquired Debt	5.4	6.0	27 years
Medicare Subsidy	4.3	4.8	8 years
Rate Case Expense - Texas	4.2	6.8	2 years
Peak Demand Reduction/Energy Efficiency	3.0	1.0	2 years
Deferred Restructuring Costs - Louisiana	1.9	3.5	2 years
Unrealized Loss on Forward Commitments	0.3	5.5	1 year
Other Regulatory Assets Approved for Recovery	0.9	1.3	various
Total Regulatory Assets Approved for Recovery	455.3	409.9

Total Noncurrent Regulatory Assets	$551.2	$415.8

	SWEPCo
	December 31,		Remaining Refund Period
	2016	2015
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$3.8	$8.4	1 year
Total Current Regulatory Liabilities	$3.8	$8.4

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$409.7	$396.8	(a)
Refundable Construction Financing Costs - Louisiana	16.2	37.4	2 years
Excess Earnings - Texas	2.7	2.7	37 years
Generation Recovery Rider Costs - Arkansas	1.2	1.5	2 years
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	7.3	8.5	14 years
Other Regulatory Liabilities Approved for Payment	1.8	1.9	various
Total Regulatory Liabilities Approved for Payment	438.9	448.8

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$438.9	$448.8

(a)	Relieved as removal costs are incurred.

Public Service Co Of Oklahoma [Member]
Effects of Regulation
EFFECTS OF REGULATION

The disclosures in this note apply to all Registrants unless indicated otherwise.

Regulatory Assets and Liabilities

Regulatory assets and liabilities are comprised of the following items:

	AEP
	December 31,		Remaining Recovery Period
	2016	2015
Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$61.4	$38.9	1 year
Under-recovered Fuel Costs - does not earn a return	95.2	76.3	1 year
Total Current Regulatory Assets	$156.6	$115.2

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$159.9	$—
Ohio Capacity Deferral	96.7	—
Storm Related Costs	25.1	24.2
Plant Retirement Costs - Materials and Supplies	9.1	20.9
Other Regulatory Assets Pending Final Regulatory Approval	1.3	—
Regulatory Assets Currently Not Earning a Return
Cook Plant Uprate Project	36.3	—
Plant Retirement Costs - Asset Retirement Obligation Costs	29.6	59.8
Storm Related Costs	25.9	18.2
Environmental Control Projects	24.1	—
Cook Plant Turbine	12.8	9.7
Peak Demand Reduction/Energy Efficiency	0.2	13.1
Other Regulatory Assets Pending Final Regulatory Approval	29.1	22.0
Total Regulatory Assets Pending Final Regulatory Approval (b)	450.1	167.9

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	550.6	539.3	28 years
Ohio Phase-In Recovery Rider	218.9	304.5	2 years
Ohio Capacity Deferral	201.9	358.7	2 years
Meter Replacement Costs	99.9	90.4	11 years
Ohio Distribution Decoupling	41.8	37.5	2 years
Advanced Metering System	20.9	3.6	4 years
Basic Transmission Cost Rider	19.9	—	2 years
West Virginia Delayed Customer Billing	19.5	—	2 years
Asset Removal Costs	18.7	38.1	(a)
Mitchell Plant Transfer	18.5	19.3	24 years
Plant Retirement Costs - Asset Retirement Obligation Costs	18.3	7.6	24 years
Storm Related Costs	15.3	8.8	3 years
Red Rock Generating Facility	9.1	9.3	40 years
Ohio Transmission Cost Recovery Rider	—	12.3
Other Regulatory Assets Approved for Recovery	27.6	25.5	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net (c)	1,575.0	1,385.3	62 years
Pension and OPEB Funded Status	1,516.2	1,410.5	12 years
Unamortized Loss on Reacquired Debt	137.8	148.7	29 years
Unrealized Loss on Forward Commitments	119.1	10.7	16 years
Cook Plant Nuclear Refueling Outage Levelization	75.2	26.8	3 years
Storm Related Costs	58.7	94.6	4 years
Peak Demand Reduction/Energy Efficiency	49.9	33.3	5 years
Plant Retirement Costs - Asset Retirement Obligation Costs	48.9	58.0	24 years
Postemployment Benefits	39.1	42.6	5 years
Virginia Transmission Rate Adjustment Clause	38.7	74.6	2 years
Medicare Subsidy	37.2	41.8	8 years
Vegetation Management	31.4	36.9	5 years
Off-system Sales Margin Sharing - Indiana	24.3	6.8	2 years
OVEC Purchased Power	22.1	—	2 years

United Mine Workers of America Pension Withdrawal	20.2	14.4	6 years
Deferred System Reliability Rider Expenses	12.5	9.9	1 year
SPP Base Plan Fees	10.7	—	2 years
Carbon Capture and Storage Product Validation Facility	9.1	11.7	4 years
IGCC Pre-Construction Costs	8.6	10.9	24 years
Transmission Cost Recovery Factor	5.3	9.9	1 year
Distribution Investment Rider	2.0	12.3	2 years
Other Regulatory Assets Approved for Recovery	52.5	77.8	various
Total Regulatory Assets Approved for Recovery	5,175.4	4,972.4

Total Noncurrent Regulatory Assets	$5,625.5	$5,140.3

(a)
As a regulated entity, removal costs accrued are typically recorded as regulatory liabilities when removal costs accrued exceed actual removal costs incurred. The asset removal costs liability is relieved as removal costs are incurred. As of December 31, 2016, KPCo’s accumulated actual removal cost incurred exceeded accumulated removal cost accrued, creating an asset balance. As a result, the balance was reclassified to a regulatory asset. Within the next two years, KPCo’s removal costs accrued are expected to exceed removal costs incurred resulting in a regulatory liability.

(b)
As of December 31, 2016, APCo has deferred a total of $91 million as charges to accumulated depreciation related to certain plant retirements in 2015. APCo intends to address the need for depreciation rate increases in a subsequent base rate cases.

(c)	Includes $320 million and $288 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	AEP
	December 31,		Remaining
	2016	2015	Refund Period
Current Regulatory Liabilities	(in millions)
Over-recovered Fuel Costs - pays a return	$3.8	$84.8	1 year
Over-recovered Fuel Costs - does not pay a return	4.2	29.1	1 year
Total Current Regulatory Liabilities	$8.0	$113.9

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	$—	$40.6
Other Regulatory Liabilities Pending Final Regulatory Determination	0.8	0.2
Total Regulatory Liabilities Pending Final Regulatory Determination	0.8	40.8

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs (a)	2,627.5	2,656.5	(b)
Advanced Metering Infrastructure Surcharge	17.0	21.2	4 years
Louisiana Refundable Construction Financing Costs	16.2	37.4	2 years
Deferred Investment Tax Credits	12.6	14.7	42 years
Excess Earnings	10.0	10.6	37 years
Other Regulatory Liabilities Approved for Payment	1.6	20.5	various
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	731.2	636.5	(c)
Deferred Investment Tax Credits	132.9	113.3	46 years
Spent Nuclear Fuel	44.2	43.4	(c)
Transition Charges	40.5	46.5	11 years
Peak Demand Reduction/Energy Efficiency	34.0	5.3	2 years
Enhanced Service Reliability Plan	21.7	8.0	2 years
gridSMART® Costs	11.9	—	2 years
Advanced Metering Costs	11.5	11.4	1 year
Unrealized Gain on Forward Commitments	6.2	33.8	2 years
Deferred Wind Power Costs	2.1	11.8	1 year
Other Regulatory Liabilities Approved for Payment	29.4	24.4	various
Total Regulatory Liabilities Approved for Payment	3,750.5	3,695.3

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$3,751.3	$3,736.1

(a)
As of December 31, 2016, I&M also charged $43 million to asset removal costs related to various Tanners Creek Plant related assets, primarily related to the net book value of ARO assets. The Indiana and Michigan retail jurisdictions of I&M have increased depreciation rates on Rockport Plant to recover the net book value of Tanners Creek Plant that was retired in 2015. I&M intends to address the need for increases in depreciation rates to recover the deferral in its next Indiana and Michigan base rate cases.

(b)	Relieved as removal costs are incurred.

(c)	Relieved when plant is decommissioned.

	APCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2016	2015
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$6.2	$27.3	1 year
Under-recovered Fuel Costs - does not earn a return	62.2	59.6	1 year
Total Current Regulatory Assets	$68.4	$86.9

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Materials and Supplies	$9.1	$9.3
Regulatory Assets Currently Not Earning a Return
Plant Retirement Costs - Asset Retirement Obligation Costs	29.6	32.7
Peak Demand Reduction/Energy Efficiency - Virginia	—	12.7
Amos Plant Transfer Costs - West Virginia	—	2.0
Other Regulatory Assets Pending Final Regulatory Approval	0.6	0.6
Total Regulatory Assets Pending Final Regulatory Approval (a)	39.3	57.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant - West Virginia	85.4	86.5	27 years
West Virginia Delayed Customer Billing	18.1	—	2 years
Storm Related Costs - Virginia	4.6	8.8	2 years
RTO Formation/Integration Costs	1.6	2.1	3 years
Other Regulatory Assets Approved for Recovery	0.6	—	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net (b)	463.5	441.7	26 years
Pension and OPEB Funded Status	221.4	217.6	12 years
Unamortized Loss on Reacquired Debt	97.2	101.5	29 years
Storm Related Costs - West Virginia	47.8	63.5	4 years
Virginia Transmission Rate Adjustment Clause	38.7	74.6	2 years
Vegetation Management Program - West Virginia	31.4	31.2	5 years
Peak Demand Reduction/Energy Efficiency	19.2	3.5	4 years
Postemployment Benefits	17.4	19.6	5 years
Carbon Capture and Storage Product Validation Facility - West Virginia, FERC	9.1	11.7	4 years
IGCC Pre-Construction Costs - West Virginia, FERC	7.4	9.6	4 years
Virginia Generation Rate Adjustment Clause	6.5	5.2	2 years
Medicare Subsidy - West Virginia, FERC	4.7	5.3	8 years
Uncollected Accounts - West Virginia	2.7	3.5	4 years
Deferred Restructuring Costs - West Virginia	2.5	4.5	2 years
Carbon Capture and Storage Commercial Scale Facility - West Virginia, FERC	1.0	1.2	6 years
Asset Retirement Obligation	0.6	2.4	1 year
Transmission Agreement Phase-In - West Virginia	—	1.7
Other Regulatory Assets Approved for Recovery	0.4	1.2	various
Total Regulatory Assets Approved for Recovery	1,081.8	1,096.9

Total Noncurrent Regulatory Assets	$1,121.1	$1,154.2

(a)
As of December 31, 2016, APCo has also deferred $91 million as a charge to accumulated depreciation related to the net book value of certain plants retired in 2015, primarily in its Virginia jurisdiction.  These plants were normal retirements and not abandonments.  APCo intends to address the need for an increase in its Virginia depreciation rates in March 2020, as part of its 2018-2019 Virginia biennial filing.

(b)	Includes $64 million and $59 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	APCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2016	2015
	(in millions)
Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$616.9	$612.9	(a)
Deferred Investment Tax Credits	0.9	1.0	42 years
Regulatory Liabilities Currently Not Paying a Return
Consumer Rate Relief - West Virginia	5.1	2.9	1 year
Deferred Wind Power Costs - Virginia	2.1	11.8	1 year
Energy Efficiency Rate Adjustment Clause - Virginia	1.5	—	2 years
Unrealized Gain on Forward Commitments	1.3	8.4	2 years
Other Regulatory Liabilities Approved for Payment	—	0.1	various
Total Regulatory Liabilities Approved for Payment	627.8	637.1

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$627.8	$637.1

(a)	Relieved as removal costs are incurred.

	I&M
	December 31,		Remaining Recovery Period
Regulatory Assets:	2016	2015
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$13.0	$7.5	1 year
Under-recovered Fuel Costs - does not earn a return	13.1	4.1	1 year
Total Current Regulatory Assets	$26.1	$11.6

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Materials and Supplies	$—	$11.6
Regulatory Assets Currently Not Earning a Return
Cook Uprate Project	36.3	—
Cook Plant Turbine	12.8	9.7
Deferred Cook Plant Life Cycle Management Project Costs - Michigan	8.1	4.2
Rockport Plant Dry Sorbent Injection System - Indiana	6.6	2.8
Plant Retirement Costs - Asset Retirement Obligation Costs - Indiana	—	27.1
Stranded Costs on Abandoned Plants	—	3.9
Other Regulatory Assets Pending Final Regulatory Approval	0.9	—
Total Regulatory Assets Pending Final Regulatory Approval	64.7	59.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	252.8	260.3	28 years
Cook Plant, Unit 2 Baffle Bolts - Indiana	6.3	6.6	22 years
RTO Formation/Integration Costs	1.2	1.5	3 years
Other Regulatory Assets Approved for Recovery	1.3	1.0	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net (a)	302.6	246.8	32 years
Pension and OPEB Funded Status	141.9	126.4	12 years
Cook Plant Nuclear Refueling Outage Levelization	75.2	26.8	3 years
Off-system Sales Margin Sharing - Indiana	24.3	6.8	2 years
Postemployment Benefits	11.4	10.7	5 years
Unamortized Loss on Reacquired Debt	10.7	12.0	16 years
Medicare Subsidy	8.2	9.2	8 years
Litigation Settlement - Indiana	7.6	8.6	9 years
River Transportation Division Expenses	3.7	—	1 year
Peak Demand Reduction/Energy Efficiency	3.6	10.6	2 years
Capacity Costs - Indiana	0.4	7.5	1 year
Unrealized Loss on Forward Commitments	0.1	3.2	2 years
PJM Expense - Indiana	—	4.1
Storm Related Costs - Indiana	—	1.8
Other Regulatory Assets Approved for Recovery	0.6	1.1	various
Total Regulatory Assets Approved for Recovery	851.9	745.0

Total Noncurrent Regulatory Assets	$916.6	$804.3

(a)	Includes $74 million and $69 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	I&M
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2016	2015
	(in millions)
Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$—	$0.3
Total Current Regulatory Liabilities	$—	$0.3

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs (a)	$236.5	$350.6	(b)
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	731.2	636.5	(c)
Spent Nuclear Fuel	44.2	43.4	(c)
Deferred Investment Tax Credits	38.8	35.0	20 years
Deferred Cook Plant Life Cycle Management Project Costs - Indiana	4.6	—	3 years
PJM Expense - Indiana	4.2	—	2 years
Unrealized Gain on Forward Commitments	2.4	7.1	2 years
Rockport Plant Dry Sorbent Injection	1.7	0.4	2 years
Storm Related Costs - Indiana	1.2	—	1 year
River Transportation Division Expenses	—	1.9
Other Regulatory Liabilities Approved for Payment	0.7	1.3	various
Total Regulatory Liabilities Approved for Payment	1,065.5	1,076.2

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,065.5	$1,076.2

(a)
As of December 31, 2016, I&M has charged $43 million to asset removal costs related to various Tanners Creek Plant related assets, primarily related to the net book value of ARO assets. The Indiana and Michigan retail jurisdictions of I&M have increased depreciation rates on Rockport Plant to recover the net book value of Tanners Creek Plant that was retired in 2015. I&M intends to address the need for increases in depreciation rates to recover the deferral in its next Indiana and Michigan base rate cases.

(b)	Relieved as removal costs are incurred.

(c)	Relieved when plant is decommissioned.

	OPCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2016	2015
	(in millions)
Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Capacity Deferral	$96.7	$—
Regulatory Assets Currently Not Earning a Return
gridSMART® Costs	4.1	1.3
Total Regulatory Assets Pending Final Regulatory Approval	100.8	1.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Phase-In Recovery Rider	218.9	304.5	2 years
Capacity Deferral	201.9	358.7	2 years
Distribution Decoupling	41.8	37.5	2 years
Basic Transmission Cost Rider	19.9	—	2 years
RTO Formation/Integration Costs	2.5	3.1	3 years
Economic Development Rider	1.7	—	2 years
Transmission Cost Recovery Rider	—	12.3
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	225.2	219.4	12 years
Income Taxes, Net (a)	126.4	129.0	28 years
Unrealized Loss on Forward Commitments	118.6	—	16 years
OVEC Purchased Power	22.1	—	2 years
Unamortized Loss on Reacquired Debt	9.1	10.4	22 years
Medicare Subsidy	8.3	9.3	8 years
Postemployment Benefits	6.8	7.3	5 years
Distribution Investment Rider	2.0	12.3	2 years
Partnership with Ohio Contribution	1.4	2.4	2 years
gridSMART® Costs	—	4.5
Other Regulatory Assets Approved for Recovery	0.1	1.0	various
Total Regulatory Assets Approved for Recovery	1,006.7	1,111.7

Total Noncurrent Regulatory Assets	$1,107.5	$1,113.0

(a)	Includes $76 million and $82 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	OPCo
	December 31,		Remaining Refund Period
	2016	2015
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$4.2	$27.6	1 year
Total Current Regulatory Liabilities	$4.2	$27.6

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	$—	$40.6
Other Regulatory Liabilities Pending Final Regulatory Determination	0.2	0.2
Total Regulatory Liabilities Pending Final Regulatory Determination	0.2	40.8

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	432.4	422.3	(a)
Basic Transmission Cost Rider	0.3	4.9	2 years
Economic Development Rider	—	5.0
Regulatory Liabilities Currently Not Paying a Return
Peak Demand Reduction/Energy Efficiency	29.0	1.5	2 years
Enhanced Service Reliability Plan	21.7	8.0	2 years
gridSMART® Costs	11.9	—	2 years
Storm Related Costs	5.3	1.3	2 years
Deferred Asset Phase-In Rider	4.5	5.1	4 years
Unrealized Gain on Forward Commitments	—	15.3
Regulatory Settlement	—	9.0
Other Regulatory Liabilities Approved for Payment	0.9	1.0	various
Total Regulatory Liabilities Approved for Payment	506.0	473.4

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$506.2	$514.2

(a)    Relieved as removal costs are incurred.

	PSO
	December 31,		Remaining Recovery Period
	2016	2015
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$33.8	$—	1 year
Total Current Regulatory Assets	$33.8	$—

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$84.5	$—
Other Regulatory Assets Pending Final Regulatory Approval	0.5	—
Regulatory Assets Currently Not Earning a Return
Storm Related Costs	20.0	12.3
Environmental Control Projects	13.1	—
Other Regulatory Assets Pending Final Regulatory Approval	—	1.1
Total Regulatory Assets Pending Final Regulatory Approval	118.1	13.4

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Meter Replacement Costs	50.1	35.8	8 years
Storm Related Costs	10.8	—	3 years
Red Rock Generating Facility	9.1	9.3	40 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	98.1	95.1	12 years
Deferred System Reliability Rider Expenses	12.5	9.9	1 year
Storm Related Costs	—	15.4
SPP Base Plan Fees	10.7	—	2 years
Peak Demand Reduction/Energy Efficiency	10.3	11.8	2 years
Income Taxes, Net	9.3	6.1	33 years
Unamortized Loss on Reacquired Debt	5.8	6.8	16 years
Medicare Subsidy	3.9	4.4	8 years
Rate Case Expenses	1.4	1.2	1 year
Vegetation Management	—	4.5
Other Regulatory Assets Approved for Recovery	0.1	1.1	various
Total Regulatory Assets Approved for Recovery	222.1	201.4

Total Noncurrent Regulatory Assets	$340.2	$214.8

	PSO
	December 31,		Remaining Refund Period
	2016	2015
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$—	$76.1
Total Current Regulatory Liabilities	$—	$76.1

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$279.3	$275.5	(a)
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	48.0	46.3	38 years
Advanced Metering Costs	11.5	11.4	1 year
Base Plan Funding Costs	—	1.3
Other Regulatory Liabilities Approved for Payment	0.9	0.6	various
Total Regulatory Liabilities Approved for Payment	339.7	335.1

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$339.7	$335.1

(a)	Relieved as removal costs are incurred.

	SWEPCo
	December 31,		Remaining Recovery Period
	2016	2015
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$8.4	$4.1	1 year
Total Current Regulatory Assets	$8.4	$4.1

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$75.4	$—
Other Regulatory Assets Pending Final Regulatory Approval	0.8	—
Regulatory Assets Currently Not Earning a Return
Environmental Controls Projects	11.0	—
Shipe Road Transmission Project - FERC	3.1	3.1
Asset Retirement Obligation - Arkansas, Louisiana	2.7	1.7
Rate Case Expense - Texas	1.0	0.3
Other Regulatory Assets Pending Final Regulatory Approval	1.9	0.8
Total Regulatory Assets Pending Final Regulatory Approval	95.9	5.9

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Other Regulatory Assets Approved for Recovery	1.3	0.2	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	314.2	271.9	34 years
Pension and OPEB Funded Status	119.8	108.9	12 years
Unamortized Loss on Reacquired Debt	5.4	6.0	27 years
Medicare Subsidy	4.3	4.8	8 years
Rate Case Expense - Texas	4.2	6.8	2 years
Peak Demand Reduction/Energy Efficiency	3.0	1.0	2 years
Deferred Restructuring Costs - Louisiana	1.9	3.5	2 years
Unrealized Loss on Forward Commitments	0.3	5.5	1 year
Other Regulatory Assets Approved for Recovery	0.9	1.3	various
Total Regulatory Assets Approved for Recovery	455.3	409.9

Total Noncurrent Regulatory Assets	$551.2	$415.8

	SWEPCo
	December 31,		Remaining Refund Period
	2016	2015
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$3.8	$8.4	1 year
Total Current Regulatory Liabilities	$3.8	$8.4

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$409.7	$396.8	(a)
Refundable Construction Financing Costs - Louisiana	16.2	37.4	2 years
Excess Earnings - Texas	2.7	2.7	37 years
Generation Recovery Rider Costs - Arkansas	1.2	1.5	2 years
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	7.3	8.5	14 years
Other Regulatory Liabilities Approved for Payment	1.8	1.9	various
Total Regulatory Liabilities Approved for Payment	438.9	448.8

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$438.9	$448.8

(a)	Relieved as removal costs are incurred.

Southwestern Electric Power Co [Member]
Effects of Regulation
EFFECTS OF REGULATION

The disclosures in this note apply to all Registrants unless indicated otherwise.

Regulatory Assets and Liabilities

Regulatory assets and liabilities are comprised of the following items:

	AEP
	December 31,		Remaining Recovery Period
	2016	2015
Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$61.4	$38.9	1 year
Under-recovered Fuel Costs - does not earn a return	95.2	76.3	1 year
Total Current Regulatory Assets	$156.6	$115.2

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$159.9	$—
Ohio Capacity Deferral	96.7	—
Storm Related Costs	25.1	24.2
Plant Retirement Costs - Materials and Supplies	9.1	20.9
Other Regulatory Assets Pending Final Regulatory Approval	1.3	—
Regulatory Assets Currently Not Earning a Return
Cook Plant Uprate Project	36.3	—
Plant Retirement Costs - Asset Retirement Obligation Costs	29.6	59.8
Storm Related Costs	25.9	18.2
Environmental Control Projects	24.1	—
Cook Plant Turbine	12.8	9.7
Peak Demand Reduction/Energy Efficiency	0.2	13.1
Other Regulatory Assets Pending Final Regulatory Approval	29.1	22.0
Total Regulatory Assets Pending Final Regulatory Approval (b)	450.1	167.9

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	550.6	539.3	28 years
Ohio Phase-In Recovery Rider	218.9	304.5	2 years
Ohio Capacity Deferral	201.9	358.7	2 years
Meter Replacement Costs	99.9	90.4	11 years
Ohio Distribution Decoupling	41.8	37.5	2 years
Advanced Metering System	20.9	3.6	4 years
Basic Transmission Cost Rider	19.9	—	2 years
West Virginia Delayed Customer Billing	19.5	—	2 years
Asset Removal Costs	18.7	38.1	(a)
Mitchell Plant Transfer	18.5	19.3	24 years
Plant Retirement Costs - Asset Retirement Obligation Costs	18.3	7.6	24 years
Storm Related Costs	15.3	8.8	3 years
Red Rock Generating Facility	9.1	9.3	40 years
Ohio Transmission Cost Recovery Rider	—	12.3
Other Regulatory Assets Approved for Recovery	27.6	25.5	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net (c)	1,575.0	1,385.3	62 years
Pension and OPEB Funded Status	1,516.2	1,410.5	12 years
Unamortized Loss on Reacquired Debt	137.8	148.7	29 years
Unrealized Loss on Forward Commitments	119.1	10.7	16 years
Cook Plant Nuclear Refueling Outage Levelization	75.2	26.8	3 years
Storm Related Costs	58.7	94.6	4 years
Peak Demand Reduction/Energy Efficiency	49.9	33.3	5 years
Plant Retirement Costs - Asset Retirement Obligation Costs	48.9	58.0	24 years
Postemployment Benefits	39.1	42.6	5 years
Virginia Transmission Rate Adjustment Clause	38.7	74.6	2 years
Medicare Subsidy	37.2	41.8	8 years
Vegetation Management	31.4	36.9	5 years
Off-system Sales Margin Sharing - Indiana	24.3	6.8	2 years
OVEC Purchased Power	22.1	—	2 years

United Mine Workers of America Pension Withdrawal	20.2	14.4	6 years
Deferred System Reliability Rider Expenses	12.5	9.9	1 year
SPP Base Plan Fees	10.7	—	2 years
Carbon Capture and Storage Product Validation Facility	9.1	11.7	4 years
IGCC Pre-Construction Costs	8.6	10.9	24 years
Transmission Cost Recovery Factor	5.3	9.9	1 year
Distribution Investment Rider	2.0	12.3	2 years
Other Regulatory Assets Approved for Recovery	52.5	77.8	various
Total Regulatory Assets Approved for Recovery	5,175.4	4,972.4

Total Noncurrent Regulatory Assets	$5,625.5	$5,140.3

(a)
As a regulated entity, removal costs accrued are typically recorded as regulatory liabilities when removal costs accrued exceed actual removal costs incurred. The asset removal costs liability is relieved as removal costs are incurred. As of December 31, 2016, KPCo’s accumulated actual removal cost incurred exceeded accumulated removal cost accrued, creating an asset balance. As a result, the balance was reclassified to a regulatory asset. Within the next two years, KPCo’s removal costs accrued are expected to exceed removal costs incurred resulting in a regulatory liability.

(b)
As of December 31, 2016, APCo has deferred a total of $91 million as charges to accumulated depreciation related to certain plant retirements in 2015. APCo intends to address the need for depreciation rate increases in a subsequent base rate cases.

(c)	Includes $320 million and $288 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	AEP
	December 31,		Remaining
	2016	2015	Refund Period
Current Regulatory Liabilities	(in millions)
Over-recovered Fuel Costs - pays a return	$3.8	$84.8	1 year
Over-recovered Fuel Costs - does not pay a return	4.2	29.1	1 year
Total Current Regulatory Liabilities	$8.0	$113.9

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	$—	$40.6
Other Regulatory Liabilities Pending Final Regulatory Determination	0.8	0.2
Total Regulatory Liabilities Pending Final Regulatory Determination	0.8	40.8

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs (a)	2,627.5	2,656.5	(b)
Advanced Metering Infrastructure Surcharge	17.0	21.2	4 years
Louisiana Refundable Construction Financing Costs	16.2	37.4	2 years
Deferred Investment Tax Credits	12.6	14.7	42 years
Excess Earnings	10.0	10.6	37 years
Other Regulatory Liabilities Approved for Payment	1.6	20.5	various
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	731.2	636.5	(c)
Deferred Investment Tax Credits	132.9	113.3	46 years
Spent Nuclear Fuel	44.2	43.4	(c)
Transition Charges	40.5	46.5	11 years
Peak Demand Reduction/Energy Efficiency	34.0	5.3	2 years
Enhanced Service Reliability Plan	21.7	8.0	2 years
gridSMART® Costs	11.9	—	2 years
Advanced Metering Costs	11.5	11.4	1 year
Unrealized Gain on Forward Commitments	6.2	33.8	2 years
Deferred Wind Power Costs	2.1	11.8	1 year
Other Regulatory Liabilities Approved for Payment	29.4	24.4	various
Total Regulatory Liabilities Approved for Payment	3,750.5	3,695.3

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$3,751.3	$3,736.1

(a)
As of December 31, 2016, I&M also charged $43 million to asset removal costs related to various Tanners Creek Plant related assets, primarily related to the net book value of ARO assets. The Indiana and Michigan retail jurisdictions of I&M have increased depreciation rates on Rockport Plant to recover the net book value of Tanners Creek Plant that was retired in 2015. I&M intends to address the need for increases in depreciation rates to recover the deferral in its next Indiana and Michigan base rate cases.

(b)	Relieved as removal costs are incurred.

(c)	Relieved when plant is decommissioned.

	APCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2016	2015
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$6.2	$27.3	1 year
Under-recovered Fuel Costs - does not earn a return	62.2	59.6	1 year
Total Current Regulatory Assets	$68.4	$86.9

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Materials and Supplies	$9.1	$9.3
Regulatory Assets Currently Not Earning a Return
Plant Retirement Costs - Asset Retirement Obligation Costs	29.6	32.7
Peak Demand Reduction/Energy Efficiency - Virginia	—	12.7
Amos Plant Transfer Costs - West Virginia	—	2.0
Other Regulatory Assets Pending Final Regulatory Approval	0.6	0.6
Total Regulatory Assets Pending Final Regulatory Approval (a)	39.3	57.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant - West Virginia	85.4	86.5	27 years
West Virginia Delayed Customer Billing	18.1	—	2 years
Storm Related Costs - Virginia	4.6	8.8	2 years
RTO Formation/Integration Costs	1.6	2.1	3 years
Other Regulatory Assets Approved for Recovery	0.6	—	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net (b)	463.5	441.7	26 years
Pension and OPEB Funded Status	221.4	217.6	12 years
Unamortized Loss on Reacquired Debt	97.2	101.5	29 years
Storm Related Costs - West Virginia	47.8	63.5	4 years
Virginia Transmission Rate Adjustment Clause	38.7	74.6	2 years
Vegetation Management Program - West Virginia	31.4	31.2	5 years
Peak Demand Reduction/Energy Efficiency	19.2	3.5	4 years
Postemployment Benefits	17.4	19.6	5 years
Carbon Capture and Storage Product Validation Facility - West Virginia, FERC	9.1	11.7	4 years
IGCC Pre-Construction Costs - West Virginia, FERC	7.4	9.6	4 years
Virginia Generation Rate Adjustment Clause	6.5	5.2	2 years
Medicare Subsidy - West Virginia, FERC	4.7	5.3	8 years
Uncollected Accounts - West Virginia	2.7	3.5	4 years
Deferred Restructuring Costs - West Virginia	2.5	4.5	2 years
Carbon Capture and Storage Commercial Scale Facility - West Virginia, FERC	1.0	1.2	6 years
Asset Retirement Obligation	0.6	2.4	1 year
Transmission Agreement Phase-In - West Virginia	—	1.7
Other Regulatory Assets Approved for Recovery	0.4	1.2	various
Total Regulatory Assets Approved for Recovery	1,081.8	1,096.9

Total Noncurrent Regulatory Assets	$1,121.1	$1,154.2

(a)
As of December 31, 2016, APCo has also deferred $91 million as a charge to accumulated depreciation related to the net book value of certain plants retired in 2015, primarily in its Virginia jurisdiction.  These plants were normal retirements and not abandonments.  APCo intends to address the need for an increase in its Virginia depreciation rates in March 2020, as part of its 2018-2019 Virginia biennial filing.

(b)	Includes $64 million and $59 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	APCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2016	2015
	(in millions)
Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$616.9	$612.9	(a)
Deferred Investment Tax Credits	0.9	1.0	42 years
Regulatory Liabilities Currently Not Paying a Return
Consumer Rate Relief - West Virginia	5.1	2.9	1 year
Deferred Wind Power Costs - Virginia	2.1	11.8	1 year
Energy Efficiency Rate Adjustment Clause - Virginia	1.5	—	2 years
Unrealized Gain on Forward Commitments	1.3	8.4	2 years
Other Regulatory Liabilities Approved for Payment	—	0.1	various
Total Regulatory Liabilities Approved for Payment	627.8	637.1

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$627.8	$637.1

(a)	Relieved as removal costs are incurred.

	I&M
	December 31,		Remaining Recovery Period
Regulatory Assets:	2016	2015
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$13.0	$7.5	1 year
Under-recovered Fuel Costs - does not earn a return	13.1	4.1	1 year
Total Current Regulatory Assets	$26.1	$11.6

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Materials and Supplies	$—	$11.6
Regulatory Assets Currently Not Earning a Return
Cook Uprate Project	36.3	—
Cook Plant Turbine	12.8	9.7
Deferred Cook Plant Life Cycle Management Project Costs - Michigan	8.1	4.2
Rockport Plant Dry Sorbent Injection System - Indiana	6.6	2.8
Plant Retirement Costs - Asset Retirement Obligation Costs - Indiana	—	27.1
Stranded Costs on Abandoned Plants	—	3.9
Other Regulatory Assets Pending Final Regulatory Approval	0.9	—
Total Regulatory Assets Pending Final Regulatory Approval	64.7	59.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	252.8	260.3	28 years
Cook Plant, Unit 2 Baffle Bolts - Indiana	6.3	6.6	22 years
RTO Formation/Integration Costs	1.2	1.5	3 years
Other Regulatory Assets Approved for Recovery	1.3	1.0	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net (a)	302.6	246.8	32 years
Pension and OPEB Funded Status	141.9	126.4	12 years
Cook Plant Nuclear Refueling Outage Levelization	75.2	26.8	3 years
Off-system Sales Margin Sharing - Indiana	24.3	6.8	2 years
Postemployment Benefits	11.4	10.7	5 years
Unamortized Loss on Reacquired Debt	10.7	12.0	16 years
Medicare Subsidy	8.2	9.2	8 years
Litigation Settlement - Indiana	7.6	8.6	9 years
River Transportation Division Expenses	3.7	—	1 year
Peak Demand Reduction/Energy Efficiency	3.6	10.6	2 years
Capacity Costs - Indiana	0.4	7.5	1 year
Unrealized Loss on Forward Commitments	0.1	3.2	2 years
PJM Expense - Indiana	—	4.1
Storm Related Costs - Indiana	—	1.8
Other Regulatory Assets Approved for Recovery	0.6	1.1	various
Total Regulatory Assets Approved for Recovery	851.9	745.0

Total Noncurrent Regulatory Assets	$916.6	$804.3

(a)	Includes $74 million and $69 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	I&M
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2016	2015
	(in millions)
Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$—	$0.3
Total Current Regulatory Liabilities	$—	$0.3

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs (a)	$236.5	$350.6	(b)
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	731.2	636.5	(c)
Spent Nuclear Fuel	44.2	43.4	(c)
Deferred Investment Tax Credits	38.8	35.0	20 years
Deferred Cook Plant Life Cycle Management Project Costs - Indiana	4.6	—	3 years
PJM Expense - Indiana	4.2	—	2 years
Unrealized Gain on Forward Commitments	2.4	7.1	2 years
Rockport Plant Dry Sorbent Injection	1.7	0.4	2 years
Storm Related Costs - Indiana	1.2	—	1 year
River Transportation Division Expenses	—	1.9
Other Regulatory Liabilities Approved for Payment	0.7	1.3	various
Total Regulatory Liabilities Approved for Payment	1,065.5	1,076.2

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,065.5	$1,076.2

(a)
As of December 31, 2016, I&M has charged $43 million to asset removal costs related to various Tanners Creek Plant related assets, primarily related to the net book value of ARO assets. The Indiana and Michigan retail jurisdictions of I&M have increased depreciation rates on Rockport Plant to recover the net book value of Tanners Creek Plant that was retired in 2015. I&M intends to address the need for increases in depreciation rates to recover the deferral in its next Indiana and Michigan base rate cases.

(b)	Relieved as removal costs are incurred.

(c)	Relieved when plant is decommissioned.

	OPCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2016	2015
	(in millions)
Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Capacity Deferral	$96.7	$—
Regulatory Assets Currently Not Earning a Return
gridSMART® Costs	4.1	1.3
Total Regulatory Assets Pending Final Regulatory Approval	100.8	1.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Phase-In Recovery Rider	218.9	304.5	2 years
Capacity Deferral	201.9	358.7	2 years
Distribution Decoupling	41.8	37.5	2 years
Basic Transmission Cost Rider	19.9	—	2 years
RTO Formation/Integration Costs	2.5	3.1	3 years
Economic Development Rider	1.7	—	2 years
Transmission Cost Recovery Rider	—	12.3
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	225.2	219.4	12 years
Income Taxes, Net (a)	126.4	129.0	28 years
Unrealized Loss on Forward Commitments	118.6	—	16 years
OVEC Purchased Power	22.1	—	2 years
Unamortized Loss on Reacquired Debt	9.1	10.4	22 years
Medicare Subsidy	8.3	9.3	8 years
Postemployment Benefits	6.8	7.3	5 years
Distribution Investment Rider	2.0	12.3	2 years
Partnership with Ohio Contribution	1.4	2.4	2 years
gridSMART® Costs	—	4.5
Other Regulatory Assets Approved for Recovery	0.1	1.0	various
Total Regulatory Assets Approved for Recovery	1,006.7	1,111.7

Total Noncurrent Regulatory Assets	$1,107.5	$1,113.0

(a)	Includes $76 million and $82 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.

	OPCo
	December 31,		Remaining Refund Period
	2016	2015
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$4.2	$27.6	1 year
Total Current Regulatory Liabilities	$4.2	$27.6

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	$—	$40.6
Other Regulatory Liabilities Pending Final Regulatory Determination	0.2	0.2
Total Regulatory Liabilities Pending Final Regulatory Determination	0.2	40.8

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	432.4	422.3	(a)
Basic Transmission Cost Rider	0.3	4.9	2 years
Economic Development Rider	—	5.0
Regulatory Liabilities Currently Not Paying a Return
Peak Demand Reduction/Energy Efficiency	29.0	1.5	2 years
Enhanced Service Reliability Plan	21.7	8.0	2 years
gridSMART® Costs	11.9	—	2 years
Storm Related Costs	5.3	1.3	2 years
Deferred Asset Phase-In Rider	4.5	5.1	4 years
Unrealized Gain on Forward Commitments	—	15.3
Regulatory Settlement	—	9.0
Other Regulatory Liabilities Approved for Payment	0.9	1.0	various
Total Regulatory Liabilities Approved for Payment	506.0	473.4

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$506.2	$514.2

(a)    Relieved as removal costs are incurred.

	PSO
	December 31,		Remaining Recovery Period
	2016	2015
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$33.8	$—	1 year
Total Current Regulatory Assets	$33.8	$—

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$84.5	$—
Other Regulatory Assets Pending Final Regulatory Approval	0.5	—
Regulatory Assets Currently Not Earning a Return
Storm Related Costs	20.0	12.3
Environmental Control Projects	13.1	—
Other Regulatory Assets Pending Final Regulatory Approval	—	1.1
Total Regulatory Assets Pending Final Regulatory Approval	118.1	13.4

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Meter Replacement Costs	50.1	35.8	8 years
Storm Related Costs	10.8	—	3 years
Red Rock Generating Facility	9.1	9.3	40 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	98.1	95.1	12 years
Deferred System Reliability Rider Expenses	12.5	9.9	1 year
Storm Related Costs	—	15.4
SPP Base Plan Fees	10.7	—	2 years
Peak Demand Reduction/Energy Efficiency	10.3	11.8	2 years
Income Taxes, Net	9.3	6.1	33 years
Unamortized Loss on Reacquired Debt	5.8	6.8	16 years
Medicare Subsidy	3.9	4.4	8 years
Rate Case Expenses	1.4	1.2	1 year
Vegetation Management	—	4.5
Other Regulatory Assets Approved for Recovery	0.1	1.1	various
Total Regulatory Assets Approved for Recovery	222.1	201.4

Total Noncurrent Regulatory Assets	$340.2	$214.8

	PSO
	December 31,		Remaining Refund Period
	2016	2015
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$—	$76.1
Total Current Regulatory Liabilities	$—	$76.1

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$279.3	$275.5	(a)
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	48.0	46.3	38 years
Advanced Metering Costs	11.5	11.4	1 year
Base Plan Funding Costs	—	1.3
Other Regulatory Liabilities Approved for Payment	0.9	0.6	various
Total Regulatory Liabilities Approved for Payment	339.7	335.1

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$339.7	$335.1

(a)	Relieved as removal costs are incurred.

	SWEPCo
	December 31,		Remaining Recovery Period
	2016	2015
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$8.4	$4.1	1 year
Total Current Regulatory Assets	$8.4	$4.1

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$75.4	$—
Other Regulatory Assets Pending Final Regulatory Approval	0.8	—
Regulatory Assets Currently Not Earning a Return
Environmental Controls Projects	11.0	—
Shipe Road Transmission Project - FERC	3.1	3.1
Asset Retirement Obligation - Arkansas, Louisiana	2.7	1.7
Rate Case Expense - Texas	1.0	0.3
Other Regulatory Assets Pending Final Regulatory Approval	1.9	0.8
Total Regulatory Assets Pending Final Regulatory Approval	95.9	5.9

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Other Regulatory Assets Approved for Recovery	1.3	0.2	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	314.2	271.9	34 years
Pension and OPEB Funded Status	119.8	108.9	12 years
Unamortized Loss on Reacquired Debt	5.4	6.0	27 years
Medicare Subsidy	4.3	4.8	8 years
Rate Case Expense - Texas	4.2	6.8	2 years
Peak Demand Reduction/Energy Efficiency	3.0	1.0	2 years
Deferred Restructuring Costs - Louisiana	1.9	3.5	2 years
Unrealized Loss on Forward Commitments	0.3	5.5	1 year
Other Regulatory Assets Approved for Recovery	0.9	1.3	various
Total Regulatory Assets Approved for Recovery	455.3	409.9

Total Noncurrent Regulatory Assets	$551.2	$415.8

	SWEPCo
	December 31,		Remaining Refund Period
	2016	2015
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$3.8	$8.4	1 year
Total Current Regulatory Liabilities	$3.8	$8.4

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$409.7	$396.8	(a)
Refundable Construction Financing Costs - Louisiana	16.2	37.4	2 years
Excess Earnings - Texas	2.7	2.7	37 years
Generation Recovery Rider Costs - Arkansas	1.2	1.5	2 years
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	7.3	8.5	14 years
Other Regulatory Liabilities Approved for Payment	1.8	1.9	various
Total Regulatory Liabilities Approved for Payment	438.9	448.8

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$438.9	$448.8

(a)	Relieved as removal costs are incurred.